SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [X]


         File No. 2-99222

         Pre-Effective Amendment No. ____

         Post-Effective Amendment No._39_                           [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]


         File No. 811-4363

         Amendment No._40_

                        (Check appropriate box or boxes.)


                    AMERICAN CENTURY GOVERNMENT INCOME TRUST
               __________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                             American Century Tower
                     4500 Main Street, Kansas City, MO 64111
                    ________________________________________
                    (Address of Principal Executive Offices)


         Registrant's Telephone Number, including Area Code:  (816) 531-5575


         David C. Tucker, Esq., 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

          Approximate Date of Proposed Public Offering: August 1, 1999


It is proposed that this filing become effective:

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on August 1, 1999 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
--------------------------------------------------------------------------------

 [front cover]

                               AMERICAN CENTURY

                                  Prospectus

                                                      Capital Preservation Fund

                                            Government Agency Money Market Fund

                                                       Short-Term Treasury Fund

                                                Intermediate-Term Treasury Fund

                                                        Long-Term Treasury Fund


                                               Inflation-Adjusted Treasury Fund


                                                     Short-Term Government Fund

                                                                      GNMA Fund

                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century

[left margin]

                                                                 August 1, 1999
                                                                 INVESTOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                   TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                     Distributed by Funds Distributor, Inc.



Dear Investor,


   Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

   Here's what you'll find:

   * The funds' primary investments and risks

   * A description of who may or may not want to invest in the funds

   * Fund performance, including returns for each year, best and worst quarters, and average annual returns compared to the funds' benchmarks

   * An overview of services available and ways to manage your accounts

   * Helpful tips and definitions of key investment terms

   Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Investor Relations Representatives are available weekdays, 7 a.m. to 7 p.m., and Saturdays, 9 a.m. to 2 p.m., Central time. Our toll-free number is 1-800-345-2021. We look forward to helping you achieve your financial goals.


                                Sincerely,


                                /s/Mark Killen

                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.


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[american century logo (reg. sm)]
American
Century


                               American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                  64141-6200




TABLE OF CONTENTS


An Overview of the Funds ..................................................    2
Fund Performance History ..................................................    3
Fees and Expenses .........................................................    9
Information about the Funds ...............................................   10
Capital Preservation Fund
   Government Agency Money Market Fund
   Short-Term Treasury Fund ...............................................   11
   Intermediate-Term Treasury Fund
   Long-Term Treasury Fund ................................................   12
   Inflation-Adjusted Treasury Fund .......................................   13
   Short-Term Government Fund .............................................   14
   GNMA Fund ..............................................................   15
Basics of Fixed-Income Investing ..........................................   15
Management ................................................................   18
Investing with American Century ...........................................   21
Share Price and Distributions .............................................   25
Taxes .....................................................................   26
Multiple Class Information ................................................   27
Financial Highlights ......................................................   28


[left margin]


Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of pointing index finger] This symbol highlights special information and helpful tips.



                                                    American Century Investments



AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek income and investment returns by investing in various types of U.S. government securities.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

The funds invest most of their assets in DEBT SECURITIES issued by the U.S. government or its agencies or instrumentalities. The chart below shows the primary differences among the funds. A more detailed description about the funds' investment strategies and risks begins on page 10.

Fund                  Primary Investments             Principal Risks
--------------------------------------------------------------------------------
Capital Preservation   Very short-term U.S.           Lowest interest rate risk
                       Treasury securities            Lowest inflation risk
--------------------------------------------------------------------------------
Government Agency      Very short-term U.S.           Very low credit risk
Money Market           government securities          Lowest interest rate risk
                                                      Lowest inflation risk
--------------------------------------------------------------------------------
Short-Term             U.S. Treasury securities       Low interest rate risk
Treasury               that mature in three           Low inflation risk
                       years or less
--------------------------------------------------------------------------------
Intermediate-Term      U.S. Treasury securities       Interest rate risk
Treasury               that mature in three           Inflation
risk
                       years or more
--------------------------------------------------------------------------------
Long-Term Treasury    U.S. Treasury securities        High interest rate risk
                      that mature in 10 years         High inflation risk
                      or more
--------------------------------------------------------------------------------
Short-Term            U.S. government securities      Some credit risk
Government            that mature in three years      Low interest rate risk
                      or less                         Low inflation risk
--------------------------------------------------------------------------------
GNMA Fund              Ginnie Maes, which are         Interest rate risk
                       mortgage-backed securities     Low credit risk
                       issued by Government National  High inflation risk
                       Mortgage Association
--------------------------------------------------------------------------------
Inflation-Adjusted    Inflation-indexed U.S.          Interest rate risk
Treasury              Treasury securities             Low inflation risk

As with all funds, at any given time the value of your shares of the fund may be worth more or less than the price you paid. If you sell shares when the value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you

* are seeking current income

* prefer a relatively safe investment over one that may provide better long-term investment returns

* are seeking diversification by investing in a fixed-income mutual fund


* are comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

* investing for long-term growth

* looking for the added security of FDIC insurance

[left margin]

DEBT  SECURITIES  include   fixed-income   investments  such  as  notes,  bonds,
commercial paper and Treasury bills.


[graphic of pointing index finger]
An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the money market funds (Capital Preservation and Government Agency) seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in them.




2  American Century Investments                                1-800-345-2021


FUND PERFORMANCE HISTORY

CAPITAL PRESERVATION FUND
GOVERNMENT AGENCY MONEY MARKET FUND

Annual Total Returns(1)

The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full year in the life of the fund if less than 10 years. It indicates the volatility of the funds' historical returns from year to year.

[bar chart data shown below]

                        1998   1997   1996   1995   1994   1993   1992   1991   1990   1989
Capital Preservation    4.92%  4.97%  4.85%  5.32%  3.63%  2.65%  3.31%  5.62%  7.64%  8.28%
Government Agency
   Money Market         5.07%  5.07%  4.93%  5.50%  3.75%  2.68%  3.39%  6.01%  8.34%


(1) As of June 30, 1999, the end of the most recent calendar quarter, the funds' year-to-date returns were Capital Preservation, 2.08% and Government Agency Money Market, 2.21%.


The highest and lowest quarterly returns for the period reflected in the bar chart are:


                                    Highest                 Lowest
-------------------------------------------------------------------------------
Capital Preservation                2.12% (2Q 1989)         0.63% (2Q 1993)
-------------------------------------------------------------------------------
Government Agency Money Market      7.68% (2Q 1989)         -2.39% (1Q 1994)


Average Annual Returns


The following table shows the average annual returns of the funds' Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 1998
                                  1 year    5 years   10 years   Life of Fund(1)
--------------------------------------------------------------------------------
Capital Preservation              4.92%     4.74%     5.10%      5.31%
90-Day Treasury Bill Index        4.50%     4.95%     5.28%      7.05%(2)
--------------------------------------------------------------------------------
Government Agency Money Market    5.07%     4.86%     N/A        4.98%
90-Day Treasury Bill Index        4.50%     4.95%     5.28%      4.94%(3)

(1) The inception dates for the funds are: Capital Preservation, October 13, 1972, and Government Agency Money Market, December 5, 1989.

(2) Benchmark from October 31, 1972.

(3) Benchmark from December 31, 1989.


[left margin]


[graphic of pointing index finger]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

[graphic of pointing index finger]
For current performance  information,  including seven-day yield, please call us
at    1-800-345-2021    or    visit    American    Century's    Web    site   at
www.americancentury.com.



www.americancentury.com                       American Century Investments   3


FUND PERFORMANCE HISTORY

SHORT-TERM TREASURY FUND
INTERMEDIATE-TERM TREASURY FUND
LONG-TERM TREASURY FUN

Annual Total Returns(1)

The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full year in the life of the fund if less than 10 years. It indicates the volatility of the funds' historical returns from year to year.

[bar chart data shown below]

                               1998   1997   1996   1995   1994   1993   1992   1991   1990   1989
Short-Term Treasury            6.44%  6.11%  4.12%  9.93%  0.15%  5.32%
Intermediate-Term Treasury     8.94%  8.38%  4.08% 13.70% -2.34%  7.91%  6.55% 13.75%  9.20%  11.93%
Long-Term Treasury            12.76% 14.76% -1.36% 29.25% -9.25% 17.64%


(1) As of June 30, 1999, the end of the most recent calendar quarter, the funds'
year-to-date   returns  were  Short-Term  Treasury,   0.57%;   Intermediate-Term
Treasury, -2.43%; and Long-Term Treasury, -6.46%.


The highest and lowest quarterly returns for the period reflected in the bar chart are:


                                Highest                     Lowest
--------------------------------------------------------------------------------
Short-Term Treasury             3.14% (1Q 1995)             -0.54% (1Q 1994)
--------------------------------------------------------------------------------
Intermediate-Term Treasury      6.67% (2Q 1989)             -2.04% (1Q 1994)
--------------------------------------------------------------------------------
Long-Term Treasury              10.48% (2Q 1995)            -7.00% (1Q 1996)


[left margin]


[graphic of pointing index finger]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.



4   American Century Investments                             1-800-345-2021


Average Annual Returns


The following table shows the average annual returns of the funds' Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.


For the calendar year ended December 31, 1998        1 year    5 years    10 years    Life of Fund(1)
-----------------------------------------------------------------------------------------------------

Short-Term Treasury                                  6.44%     5.30%      N/A          5.07%
Salomon 1- to 3-Year Treasury/Agency Index(2)        6.98%     5.94%      N/A          5.65%(3)
Lehman 1- to 3-Year Government Securities Index      6.96%     5.96%      N/A          5.66%(3)
-----------------------------------------------------------------------------------------------------
Intermediate-Term Treasury                           8.94%     6.41%      8.04%        8.86%
Salomon 3- to 10-Year Treasury Index                10.21%     7.14%      8.67%        9.88%(4)
-----------------------------------------------------------------------------------------------------
Long-Term Treasury                                  12.76%     8.41%      N/A          9.38%
Salomon Long-Term Treasury/Agency Index             13.38%     9.35%      N/A         10.40%(3)

(1) The inception dates for the funds are: Short-Term Treasury and Long-Term Treasury, September 8, 1992; and Intermediate-Term Treasury, May 16, 1980.

(2) The fund's benchmark was changed because the Salomon Index provides a daily breakdown of its individual bond holdings and their prices. This change allows us much more accurate tracking of the benchmark and more exact modeling of the fund's portfolio.

(3) Benchmark from September 30, 1992.

(4) Benchmark from May 31, 1980.


[left margin]


[graphic of pointing index finger]
For current performance information, including yields, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.



www.americancentury.com                        American Century Investments  5



FUND PERFORMANCE HISTORY

INFLATION-ADJUSTED TREASURY FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Investor Class shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.


                                 1998
Inflation-Adjusted Treasury      3.45%


(1) As of June 30, 1999, the end of the most recent calendar quarter, Inflation-Adjusted Treasury's year-to-date return was 1.52%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                Highest                     Lowest
--------------------------------------------------------------------------------
Inflation-Adjusted Treasury     2.27% (3Q 1998)             -0.37% (4Q 1998)

Average Annual Returns

The following table shows the average annual returns of the fund's Investor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 1998  1 year       Life of Fund(1)
--------------------------------------------------------------------------------
Inflation-Adjusted Treasury                    3.45%              2.36%
Salomon U.S. Inflation-Linked Index            3.92%              3.30%(2)
Salomon 10+ Year Treasury Index               13.49%             16.11%(2)

(1) The inception date for the fund is February 10, 1997.

(2) Benchmark from February 28, 1997.


[left margin]


[graphic of pointing index finger]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic of pointing index finger]
For current performance information, including yields, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com



6   American Century Investments                             1-800-345-2021



FUND PERFORMANCE HISTORY

SHORT-TERM GOVERNMENT FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year.


                         1998   1997   1996   1995    1994    1993   1992   1991    1990   1989
Short-Term Government    6.04%  6.02%  4.11%  10.51%  -0.49%  4.17%  4.39%  11.64%  7.53%  9.99%


(1) As of June 30, 1999, the end of the most recent calendar quarter, Short-Term Government's year-to-date return was -0.04%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                Highest                     Lowest
-----------------------------------------------------------------------------
Short-Term Government           5.13% (2Q 1989)             -1.03% (1Q 1994)

Average Annual Returns

The following table shows the average annual returns of the fund's Investor Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For calendar year ended December 31, 1998
                           1 year     5 years    10 years   Life of Fund(1)
----------------------------------------------------------------------------
Short-Term Government       6.04%      5.18%      6.33%         7.16%
Salomon 1- to 3-Year
   Treasury/Agency Index    6.98%      5.94%      7.34%         8.25%(2)

(1) The inception date for the fund is December 15, 1982.

(2) Benchmark from December 31, 1982.



[left margin]


[graphic of pointing index finger]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic of pointing index finger]
For current performance information, including yields, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.



www.americancentury.com                       American Century Investments   7



FUND PERFORMANCE HISTORY

GNMA FUND

Annual Total Returns(1)

The following bar chart shows the performance of the fund's Investor Class shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year.


          1998   1997   1996   1995    1994    1993   1992   1991    1990   1989
GNMA      6.33%  8.79%  5.21%  15.86%  -1.67%  6.59%  7.67%  15.56%  10.15%  13.90%


(1) As of June 30, 1999, the end of the most recent calendar quarter, GNMA's year-to-date return was -0.02%.

The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                Highest                     Lowest
--------------------------------------------------------------------------------
GNMA                            7.68% (2Q 1989)             -2.39% (1Q 1994)

Average Annual Returns

The following table shows the average annual returns of the fund's Investor Class shares for the periods indicated. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year ended December 31, 1998
                             1 year    5 years    10 years    Life of Fund(1)
------------------------------------------------------------------------------
GNMA Fund                    6.33%     6.75%      8.72%       8.70%
Salomon 30-Year GNMA Index   6.82%     7.34%      9.29%       9.60%(2)

(1) The inception date for the fund is September 23, 1985.

(2) Benchmark from September 30, 1985.


[left margin]


[graphic of pointing index finger]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic of pointing index finger]
For current performance information, including yields, please call us at 1-800-345-2021 or visit American Century's Web site at www.americancentury.com.



8  American Century Investments                                 1-800-345-2021



FEES AND EXPENSES


There are no sales loads, fees or other charges

* to buy fund shares directly from American Century

* to reinvest dividends in additional shares

* to exchange into the Investor Class shares of other American Century funds

* to redeem your shares

The following table describes the fees and expenses that you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                  Distribution                  Total Annual
                     Management   and Service    Other          Fund Operating
                     Fee(1)       (12b-1) Fees   Expenses(2)    Expenses
------------------------------------------------------------------------------
Capital
Preservation         0.47%        None              0.00%          0.47%
------------------------------------------------------------------------------
Government Agency
Money Market         0.47%        None              0.00%          0.47%
------------------------------------------------------------------------------
Short-Term
Treasury             0.51%        None              0.00%          0.51%
------------------------------------------------------------------------------
Intermediate-Term
Treasury             0.51%        None              0.00%          0.51%
------------------------------------------------------------------------------
Long-Term
Treasury             0.51%        None              0.00%          0.51%
------------------------------------------------------------------------------
Inflation-Adjusted
Treasury             0.51%        None              0.00%          0.51%
------------------------------------------------------------------------------
Short-Term
Government           0.59%        None              0.00%          0.59%
------------------------------------------------------------------------------
GNMA Fund            0.59%        None              0.00%          0.59%

(1) Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rate generally decreases as fund assets increase.

(2) Other expenses, which include the fees and expenses of the funds' independent trustees, their legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.


EXAMPLE

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you ...

* invest $10,000 in the fund

* redeem all of your shares at the end of the periods shown below

* earn a 5% return each year

* incur the same operating expenses as shown above

 ... your cost of investing in the fund would be:


                            1 year       3 years       5 years        10 years
------------------------------------------------------------------------------
Capital Preservation        $48          $151          $263           $591
------------------------------------------------------------------------------
Government Agency
Money Market                $48          $151          $263           $591
------------------------------------------------------------------------------
Short-Term Treasury         $52          $163          $285           $640
------------------------------------------------------------------------------
Intermediate-Term
Treasury                    $52          $163          $285           $640
------------------------------------------------------------------------------
Long-Term Treasury          $52          $163          $285           $640
------------------------------------------------------------------------------
Inflation-Adjusted
Treasury                    $52          $163          $285           $640
------------------------------------------------------------------------------
Short-Term Government       $60          $189          $329           $736
------------------------------------------------------------------------------
GNMA Fund                   $60          $189          $329           $736



[left margin]

[graphic of pointing index finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.


www.americancentury.com                     American Century Investments   9


INFORMATION ABOUT THE FUNDS

CAPITAL PRESERVATION FUND
GOVERNMENT AGENCY MONEY MARKET FUND

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

The funds are money market funds that seek maximum safety and liquidity and seek to pay shareholders the highest rate of return consistent with this objective. In addition, Government Agency Money Market seeks to purchase only those securities with income that will be exempt from state income tax.


HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?


The funds buy very short-term U.S. Treasury securities that are guaranteed by the direct full faith and credit pledge of the U.S. government.

Government Agency Money Market also buys other very short-term securities issued by the U.S. government, its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities.

The funds may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the funds may purchase securities in advance to generate additional income.


Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.


WHAT IS THE DIFFERENCE BETWEEN THE FUNDS?


The funds differ in the types of securities that they may buy, as shown in the table below.


Type of Security     Capital Preservation    Government Agency Money
Market
----------------------------------------------------------------------------
U.S. Treasury        Yes                     Yes
----------------------------------------------------------------------------
U.S. government
agency               No                      Yes
----------------------------------------------------------------------------
U.S. government
instrumentality      No                      Yes


U.S. Treasury securities are believed to be the safest securities because they are supported by the government's full faith and credit pledge; (the highest credit quality available) and because they are the most widely traded and most liquid securities investors can buy. Other types of U.S. government securities do not necessarily feature the full faith and credit nor the liquidity of market that U.S. Treasury securities do. On the other hand, other U.S. government securities generally have higher yields than U.S. Treasury securities.


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUNDS?

Because very short-term securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on these funds will likely be lower than funds that invest in longer-term or lower-quality securities.


10        American Century Investments                           1-800-345-2021


SHORT-TERM TREASURY FUND
INTERMEDIATE-TERM TREASURY FUND
LONG-TERM TREASURY FUN

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?


These funds seek the highest level of current income exempt from state income tax. The Short-Term Treasury and Intermediate-Term Treasury funds also seek to maintain safety of capital.


HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds buy U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.


The funds also may buy securities issued by the U.S. government, its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. Each fund may invest up to 35% of its total assets in these securities. In addition, the funds can buy only U.S. government securities with income that is exempt from state income tax.

The funds may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the funds may purchase securities in advance to generate additional income.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.


WHAT IS THE DIFFERENCE BETWEEN THE FUNDS?


The funds differ in the maturity of the debt securities they purchase. This difference is shown in the chart below.

                                  Weighted Average Maturity Range
--------------------------------------------------------------------------------
Short-Term Treasury               13 months-3 years
--------------------------------------------------------------------------------
Intermediate-Term Treasury        3-10 years
--------------------------------------------------------------------------------
Long-Term Treasury                10-30 years


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUNDS?

The funds have different weighted average maturities. Because of this, the funds will respond differently to changes in interest rates. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the values of the funds usually fall, but the values of funds with longer weighted average maturities generally will fall farther.

The funds' share values will fluctuate. In general, the funds that have higher potential income have a higher potential loss. If you sell your shares when their value is less than the price you paid, you will lose money.

                                Potential Income                Potential Loss
--------------------------------------------------------------------------------
Short-Term Treasury             Lower                           Lower
--------------------------------------------------------------------------------
Intermediate-Term Treasury      Moderate                        Moderate
--------------------------------------------------------------------------------
Long-Term Treasury              Higher                          Higher


www.americancentury.com                    American Century Investments  11


INFLATION-ADJUSTED TREASURY FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


Inflation-Adjusted   Treasury  seeks  total  return  and  inflation   protection
consistent with investment in U.S. Treasury inflation-adjusted securities.


HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund buys inflation-indexed U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government. These inflation-indexed securities are designed to protect the future purchasing power of the money invested in them.


The fund also may buy traditional U.S. Treasury securities that are not inflation-indexed. The fund also may buy inflation-indexed securities issued by U.S. government agencies and government-sponsored organizations. The fund may invest up to 35% of its total assets in these securities.


The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.


Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?


Inflation-indexed securities are designed to offer a return linked to inflation, which protects future purchasing power from effects of inflation. Inflation-indexed securities may not trade at their face value. Inflation-indexed securities trade at prevailing real, or after inflation, interest rates. Changes in real interest rates affect the fund's share value. Generally, when real interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This real interest rate risk is higher for Inflation-Adjusted Treasury than for funds that do not invest in inflation-indexed securities.

As with all funds, at any given time the value of your shares of Inflation-Adjusted Treasury may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.



12     American Century Investments                            1-800-345-2021


SHORT-TERM GOVERNMENT FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Short-Term Government seeks high current income while maintaining safety of principal.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?


The fund buys short-term securities issued by the U.S. government, its agencies and instrumentalities, including mortgage-backed securities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund also may buy short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

The weighted average maturity of the fund is expected to be three years or Less.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

Interest rate changes affect the fund's share value. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Short-Term Government than for funds that have shorter weighted average maturities, such as money market funds.

Short-Term Government invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by Short-Term Government, may be prepaid in this fashion. When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower. Because of this prepayment risk, the fund may benefit less from declining interest rates than other short-term funds.

As with all funds, at any given time the value of your shares of Short-Term Government may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.


www.americancentury.com                   American Century Investments   13


GNMA FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

GNMA Fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund primarily buys certificates issued by the Government National Mortgage Association (GNMA). Unlike many other mortgage-backed securities, the timely payment of principal and interest on these certificates is guaranteed by GNMA. GNMA's payment guarantee is stronger than most other government agencies' because it is backed by the full faith and credit of the U.S. government. This means that the fund receives its share of payments regardless of whether the ultimate borrowers make their payments.

The fund also may buy short-term U.S. government securities. The U.S. government, its agencies and instrumentalities issue these securities. These securities include mortgage-backed securities. The U.S. government's financial support of these agencies and instrumentalities varies.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, the fund may purchase securities in advance through when-issued and forward commitment transactions.

The weighted average maturity of the fund is expected to be three years or Less.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for GNMA Fund than for funds that have shorter weighted average maturities, such as money market funds.

GNMA Fund invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by GNMA Fund, may be prepaid in this fashion. Because of this prepayment risk, the fund may benefit less from declining interest rates than other short-term funds.

As with all funds, at any given time the value of your shares of GNMA Fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.


14     American Century Investments                             1-800-345-2021


BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation, liquidity and credit quality.


The fund managers decide which debt securities to buy and sell by

* determining which securities help a fund meet its maturity requirements

* eliminating securities that do not satisfy a fund's credit quality standards

* evaluating the current economic conditions and assessing the risk of inflation

* evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.


Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all of the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.


                     Amount of        Percent of   Remaining      Weighted
                     Security Owned   Portfolio    Maturity       Maturity
----------------------------------------------------------------------------
Debt Security A      $100,000         25%           1,000 days      250 days
----------------------------------------------------------------------------
Debt Security B      $300,000         75%          10,000 days    7,500 days
----------------------------------------------------------------------------
Weighted Average Maturity                                         7,750 days

TYPES OF RISK

The basic types of risk that the funds face are described below.

Interest Rate Risk


Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.


[left margin]

WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining maturity of a fund's investment portfolio.

[graphic of pointing index finger]
The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.


www.americancentury.com                   American Century Investments  15


When interest rates change, longer maturity bonds experience a greater change in price. The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:


Remaining Maturity   Current Price   Price after 1% Increase   Change in Price
------------------------------------------------------------------------------
1 year               $100.00         $99.06                     -0.94%
------------------------------------------------------------------------------
3 years              $100.00         $97.38                     -2.62%
------------------------------------------------------------------------------
10 years             $100.00         $93.20                     -6.80%
------------------------------------------------------------------------------
30 years             $100.00         $88.69                     -11.31%


Credit Risk


Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions, and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

It's not as simple as buying the highest-rated debt securities. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it has assumed additional credit risk.


Liquidity Risk


Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have liquidity issues is called liquidity risk.


Inflation Risk


The safest investments usually have the lowest potential income and performance. However, returns from these investments may fail to significantly outpace inflation. Even if the value of your investment has not gone down, your money will not be worth as much as if there had been no inflation. Your after-inflation return may be quite small. This risk is called inflation risk.


[left margin]


[graphic of pointing  index finger]
Credit quality may be lower when the issuer has
* a high debt level
* a short operating history
* a senior level of debt
* a difficult, competitive environment
* a less stable cash flow



16    American Century Investments                             1-800-345-2021


A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.

                      Interest                                         Inflation
                      Rate Risk   Credit Risk   Liquidity Risk         Risk
--------------------------------------------------------------------------------
Capital
Preservation          Lowest       Very Low      Similar (Very Low)     Lowest


Government Agency
Money Market          Lowest       Very Low      Similar (Very Low)     Lowest


Short-Term
Treasury              Low          Very Low      Similar (Very Low)     Low

Intermediate-Term
Treasury              Moderate     Very Low      Similar (Very Low)     Moderate


Long-Term Treasury    High         Very Low      Similar (Very Low)     Highest

Inflation-Adjusted
Treasury              Moderate     Very Low      Similar (Very Low)     Low


Short-Term
Government            Low          Low           Similar (Very Low)     Low

GNMA Fund             High         Very Low      Similar (Very Low)     High

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.


www.americancentury.com                      American Century Investments  17


MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.


For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Investor Class shares of the funds. The rate of the management fee for a fund is determined on a class-by-class basis monthly using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses. A portion of the management fee may be paid by the funds' advisor to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net Assets for the Most Recent Fiscal Year Ended March 31, 1999
--------------------------------------------------------------------------------
Capital Preservation                                                   0.47%
--------------------------------------------------------------------------------
Government Agency Money Market                                         0.47%
--------------------------------------------------------------------------------
Short-Term Treasury                                                    0.51%
--------------------------------------------------------------------------------
Intermediate-Term Treasury                                             0.51%
--------------------------------------------------------------------------------
Long-Term Treasury                                                     0.51%
--------------------------------------------------------------------------------
Inflation-Adjusted Treasury                                            0.51%
--------------------------------------------------------------------------------
Short-Term Government                                                  0.59%
--------------------------------------------------------------------------------
GNMA Fund                                                              0.59%



18     American Century Investments                             1-800-345-2021


THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.


The portfolio managers who lead each team are identified below:


Capital Preservation

Government Agency Money Market

DENISE TABACCO


Ms. Tabacco, Portfolio Manager has been a member of the Capital Preservation team since May 1996 and a member of the Government Agency Money Market team since May 1996. She joined American Century in 1988, becoming a member of its portfolio department in 1991. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from Golden Gate University.

BETH BUNNELL HUNTER

Ms. Hunter, Portfolio Manager, has been a member of the teams that manage Capital Preservation and Government Agency Money Market since joining American Century in July 1999. Before joining American Century, she worked for Calvert Asset Management Company as a Portfolio Trading Analyst from 1994 to 1996 and as a Portfolio Manager from 1996 to June 1999. She has a bachelor of arts from the University of Washington, Seattle.


GNMA

CASEY C. COLTON


Mr. Colton, Vice President and Portfolio Manager, has been a member of the GNMA team since January 1994. Mr. Colton joined American Century in 1990. He holds a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a Chartered Financial Analyst and a Certified Public Accountant.


Intermediate-Term Treasury

ROBERT V. GAHAGAN


Mr. Gahagan, Vice President and Portfolio Manager, has been a member of the Intermediate-Term Treasury team since January 1998. He joined American Century in 1983. He holds a bachelor's degree in economics and an MBA from the University of Missouri - Kansas City.


Short-Term Treasury

Short-Term Government

NEWLIN RANKIN


Mr. Rankin, Vice President and Portfolio Manager, has been a member of the Short-Term Treasury team since March 1996 and the Short-Term Government team since January 1995. He joined American Century in 1994. Previously, he was an Assistant Vice President at Wells Fargo Bank. He holds a bachelor's degree in management sciences and an MBA from the University of San Francisco.


[left margin]

[graphic of pointing index finger]
CODE OF ETHICS
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.


www.americancentury.com                   American Century Investments  19


Long-Term Treasury

Inflation-Adjusted Treasury

DAVID W. SCHROEDER


Mr. Schroeder, Vice President and Portfolio Manager, supervises the American Century Government Income Trust team and has been a member of the Long-Term Treasury team since September 1992 and the Inflation-Adjusted Treasury team since its inception in February 1997. He joined American Century in 1990. He holds a bachelor of arts degree from Pomona College.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems were originally programmed in a way that prevented them from properly recognizing or processing date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuers' securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.



20    American Century Investments                             1-800-345-2021


INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

You automatically will have access to the services listed below when you open your account. If you do not want these services, see "Conducting Business in Writing" below.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct business in writing only, you can indicate this on the account application. If you choose this option, you must provide written instructions to invest, exchange and redeem. All account owners must sign transaction instructions (with signatures guaranteed for redemptions in excess of $100,000). If you want to add services later, you can complete an Investor Service Options form.

WAYS TO MANAGE YOUR ACCOUNT
--------------------------------------------------------------------------------
BY TELEPHONE
Investor Relations
1-800-345-2021

Business, Not-For-Profit and
Employer-Sponsored
Retirement Plans
1-800-345-3533

Automated Information Line
1-800-345-8765

[graphic of telephone]

OPEN AN ACCOUNT


If you are a current investor, you can open an account by exchanging shares from another American Century account.


EXCHANGE SHARES

Call us or use our Automated Information Line if you have authorized us to accept telephone instructions.

MAKE ADDITIONAL INVESTMENTS

Call us or use our Automated Information Line if you have authorized us to invest from your bank account.

SELL SHARES

Call an Investor Relations Representative.

--------------------------------------------------------------------------------
BY MAIL OR FAX
P.O. Box 419200
Kansas City, MO 64141-6200

Fax
816-340-7962

[graphic of envelope]

OPEN AN ACCOUNT


Send a signed, completed application and check or money order payable to American Century Investments.


EXCHANGE SHARES

Send us written instructions to exchange your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send us your check or money order for at least $50 with an investment slip or $250 without an investment slip. If you don't have an investment slip, include your name, address and account number on your check or money order.

SELL SHARES


Send us written instructions or a redemption form to sell shares. Call an Investor Relations Representative to request a form.


--------------------------------------------------------------------------------
ONLINE
www.americancentury.com

OPEN AN ACCOUNT


If you are a current investor, you can open an account by exchanging shares from another American Century account.


EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional investment into an established American Century account if you have authorized us to invest from your bank account.

SELL SHARES

Not available.


www.americancentury.com                   American Century Investments   21


A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce expenses and show respect for our environment, we will deliver most financial reports, prospectuses and account statements to households in a single envelope, even if the accounts are registered under different names. If you would like additional copies of financial reports and prospectuses or separate mailing of account statements, please call us.

YOUR GUIDE TO SERVICES AND POLICIES

When you open an account, you will receive a services guide, which explains the services available to you and the policies of the fund and the transfer agent.

--------------------------------------------------------------------------------
BY WIRE

[graphic of pointing index finger] Please remember that if you request redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

[graphic of wire machine]

OPEN AN ACCOUNT


Call us to set up your account or mail a completed application to the address provided in the "By mail" section and give your bank the following information

* Our bank information:
     Commerce Bank N.A.
     Routing No. 101000019
     Account No. 2804918
* The fund name
* Your American Century account number+
* Your name
* The contribution year (for IRAs only)
+ For additional investments only


MAKE ADDITIONAL INVESTMENTS


Follow the wire instructions provided in the "Open an account" section.


SELL SHARES


You can receive redemption proceeds by wire or electronic transfer.


EXCHANGE SHARES


Not available.


--------------------------------------------------------------------------------
AUTOMATICALLY

[graphic of arrows in circle]

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES


Send us written instructions to set up an automatic exchange of your shares from one American Century account to another.



MAKE ADDITIONAL INVESTMENTS


With the automatic investment privilege, you can purchase shares on a regular basis. You must invest at least $600 per year per account.


SELL SHARES


If you have at least $10,000 in your account, you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.


--------------------------------------------------------------------------------
IN PERSON

[graphic of human figure]


If you prefer to handle your transactions in person, visit one of the Investor Centers listed below. A representative can help you open an account, make additional investments, and sell or exchange shares.

4500 Main St.
Kansas City, Missouri
8 a.m. to 5 p.m., Monday - Friday


1665 Charleston Road
Mountain View, California
8:30 a.m. to 5 p.m., Monday - Friday

4917 Town Center Drive
Leawood, Kansas
8 a.m. to 6 p.m., Monday - Friday
8 a.m. to noon, Saturday


9445 East County Line Road, Suite A
Englewood, Colorado
8 a.m. to 6 p.m., Monday - Friday
8 a.m. to noon, Saturday



22   American Century Investments                         1-800-345-2021


MINIMUM INITIAL INVESTMENT AMOUNTS


To open an account, the minimum investments are:
--------------------------------------------------------------------------------
Individual or Joint                                         $2,500
--------------------------------------------------------------------------------
Traditional IRA                                             $1,000
--------------------------------------------------------------------------------
Roth IRA                                                    $1,000
--------------------------------------------------------------------------------
Education IRA                                               $500
--------------------------------------------------------------------------------
UGMA/UTMA                                                   $2,500
--------------------------------------------------------------------------------
403(b)                                                      No minimum
--------------------------------------------------------------------------------
Qualified Retirement Plans                                  $2,500*


* The minimum investment requirements may be different for some types of retirement accounts.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your redemption activity causes your account balance to fall below the minimum initial investment amount, we will notify you and give you 90 days to meet the minimum. If you do not meet the deadline, American Century will redeem the shares in the account and send the proceeds to your address of record.

ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.


Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash, as described in the next section.


SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS


If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the fund managers in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.


If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


www.americancentury.com                   American Century Investments   23



INVESTING THROUGH FINANCIAL INTERMEDIARIES


If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include

* minimum investment requirements

* exchange policies

* fund choices

* cutoff time for investments


Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.


Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.

American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on their behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.

[left margin]

[graphic of pointing index finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.


24     American Century Investments                             1-800-345-2021


SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.


If current market prices of securities owned by non-money market funds are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the funds' Board of Trustees. The portfolio securities of the money market funds are valued at amortized cost. This means that the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The Board has adopted procedures to ensure that this type of pricing is fair to the funds' shareholders.


We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities.


Each money market fund declares and reinvests distributions from net income daily. Each of the other funds declares distributions from net income daily and pays these distributions monthly. Each fund (except the money market funds) generally pays distributions of capital gains, if any, once a year usually in December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.


You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash. Please consult your services guide for further information regarding distributions and your distribution options.

[left margin]

The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.


www.americancentury.com                   American Century Investments   25


TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:


Type of Distribution       Tax Rate for 15% Bracket    Tax Rate for 28% Bracket
                                                            or Above
-------------------------------------------------------------------------------
Short-term capital gains   Ordinary income rate        Ordinary income rate
-------------------------------------------------------------------------------
Long-term capital gains    10%                         20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV) from each fund.


Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions


Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains to you with respect to such shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes. If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit to the IRS 31% of dividends, capital gains distributions and redemptions.


[left margin]

[graphic of pointing index finger]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.


26    American Century Investments                             1-800-345-2021


MULTIPLE CLASS INFORMATION

American Century offers two classes of the funds: Investor Class and Advisor Class. The shares offered by this Prospectus are Investor Class shares and have no up-front or deferred charges, commissions or 12b-1 fees. Capital Preservation offers only an Investor Class of shares.

American Century offers the other class of shares primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies. The other class has different fees, expenses and/or minimum investment requirements than the Investor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other classes of shares not offered by this Prospectus, call us at 1-800-345-3533 for Advisor Class shares. You also can contact a sales representative or financial intermediary who offers that class of shares.


Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.



www.americancentury.com                   American Century Investments   27


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

* share price at the beginning of the period

* investment income and capital gains or losses

* distributions of income and capital gains paid to shareholders

* share price at the end of the period

Each table also includes some key statistics for the period as appropriate

* TOTAL RETURN -- the overall percentage of return of the fund, assuming the reinvestment of all distributions

* EXPENSE RATIO -- operating expenses as a percentage of average net assets

* NET INCOME RATIO -- net investment income as a percentage of average net asset

* PORTFOLIO TURNOVER -- the percentage of the fund's buying and selling activity


The Financial Highlights for the fiscal years ended March 31, 1998 and 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the funds' annual reports, which are incorporated by reference into the Statement of Additional Information, and are available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.



28    American Century Investments                                1-800-345-2021



CAPITAL PRESERVATION FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31

PER-SHARE DATA

                                                1999             1998           1997           1996          1995
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year ......      $1.00            $1.00          $1.00          $1.00         $1.00
                                              -------          -------        --------       -------       -------

Income From Investment Operations
    Net Investment Income ...............       0.05             0.05           0.05           0.05          0.04
                                              -------          -------        --------       -------       -------
Distributions
    From Net Investment Income ..........     (0.05)           (0.05)         (0.05)         (0.05)        (0.04)
                                              -------          -------        --------       -------       -------
Net Asset Value, End of Year ............      $1.00            $1.00          $1.00          $1.00         $1.00
                                              =======          =======        ========       =======       =======
    Total Return(1) .....................      4.72%            5.06%          4.82%          5.21%         4.31%

RATIOS/SUPPLEMENTAL DATA
 ........................................       1999             1998           1997           1996          1995
------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets(2) ...................      0.48%            0.49%          0.49%          0.51%         0.50%

Ratio of Net Investment Income to
Average Net Assets ......................      4.53%            4.90%          4.66%          5.07%         4.24%

Net Assets, End of Year (in thousands) .. $3,324,805       $3,144,584     $2,978,015     $3,077,558    $2,883,350


(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any.

(2) The ratios for years ended March 31, 1997 and March 31, 1996, include expenses paid through expense offset arrangements.


www.americancentury.com                  American Century Investments  29


GOVERNMENT AGENCY MONEY MARKET FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31

PER-SHARE DATA

                                               1999           1998           1997           1996         1995
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year ......      $1.00          $1.00          $1.00          $1.00        $1.00
                                              -------        -------        -------        -------      -------
Income From Investment Operations
     Net Investment Income ..............       0.05           0.05           0.05           0.05         0.04
                                              -------        -------        -------        -------      -------
Distributions
     From Net Investment Income .........     (0.05)         (0.05)         (0.05)         (0.05)       (0.04)
                                              -------        -------        -------        -------      -------
Net Asset Value, End of Year ............      $1.00          $1.00          $1.00          $1.00        $1.00
                                              =======        =======        =======        =======      =======
     Total Return(1) ....................      4.91%          5.14%          4.89%          5.35%        4.47%

RATIOS/SUPPLEMENTAL DATA

                                               1999           1998           1997           1996         1995
----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets(2) ...................      0.48%          0.51%          0.57%          0.51%        0.50%

Ratio of Net Investment Income to
Average Net Assets ......................      4.79%          5.02%          4.76%          5.20%        4.35%

Net Assets, End of Year (in thousands) ..   $527,842       $487,791       $470,759       $503,328     $461,803


(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any.

(2) The ratios for years ended March 31, 1997 and March 31, 1996, include expenses paid through expense offset arrangements.


30  American Century Investments                             1-800-345-2021


SHORT-TERM TREASURY FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31

PER-SHARE DATA

                                                  1999           1998            1997           1996          1995
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year ........      $9.80          $9.68           $9.84          $9.73         $9.86
                                                -------        -------         -------        -------       --------

Income From Investment Operations
    Net Investment Income .................       0.49           0.53            0.52           0.53          0.50

    Net Realized and Unrealized Gain
    (Loss) on Investment Transactions .....       0.05           0.12          (0.07)           0.11        (0.13)
                                                -------        -------         -------        -------       --------
    Total From Investment Operations ......       0.54           0.65            0.45           0.64          0.37
                                                -------        -------         -------        -------       --------
Distributions
    From Net Investment Income ............     (0.49)         (0.53)          (0.52)         (0.53)        (0.50)

    From Net Realized Gains
    on Investment Transactions ............         --             --          (0.09)            --           --
                                                -------        -------         -------        -------       --------
    Total Distributions ...................     (0.49)         (0.53)          (0.61)         (0.53)        (0.50)
                                                -------        -------         -------        -------       --------
Net Asset Value, End of Year ..............      $9.85          $9.80           $9.68          $9.84         $9.73
                                                =======        =======         =======        =======       ========
    Total Return(1) .......................      5.60%          6.89%           4.62%          6.71%         3.85%

RATIOS/SUPPLEMENTAL DATA

                                                  1999           1998            1997           1996          1995
--------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets .....................      0.51%          0.55%           0.61%          0.67%         0.67%

Ratio of Net Investment Income
to Average Net Assets .....................      4.92%          5.45%           5.26%          5.39%         5.22%

Portfolio Turnover Rate ...................       138%           140%            234%           224%          141%

Net Assets, End of Year
(in thousands) ............................    $61,783        $40,874         $35,854        $35,648       $56,090


(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any.


www.americancentury.com                   American Century Investments  31


INTERMEDIATE-TERM TREASURY FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31

PER-SHARE DATA

                                                   1999            1998            1997           1996        1995
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year ...........   $10.56          $10.06          $10.24        $  9.99        $10.18
                                                --------        --------        --------       --------      --------
Income From Investment Operations
   Net Investment Income .....................     0.54            0.59            0.58           0.58          0.53

   Net Realized and Unrealized Gain (Loss)
   on Investment Transactions ................     0.10            0.50          (0.18)           0.25        (0.19)
                                                --------        --------        --------       --------      --------
   Total From Investment Operations ..........     0.64            1.09            0.40           0.83          0.34
                                                --------        --------        --------       --------      --------
Distributions
   From Net Investment Income ................   (0.54)          (0.59)          (0.58)         (0.58)        (0.53)

   From Net Realized Gains
   on Investment Transactions ................   (0.21)            --              --             --            --
                                                --------        --------        --------       --------      --------
   Total Distributions .......................   (0.75)          (0.59)          (0.58)         (0.58)        (0.53)
                                                --------        --------        --------       --------      --------
Net Asset Value, End of Year .................   $10.45          $10.56          $10.06         $10.24       $ 9.99
                                                ========        ========        ========       ========      ========
   Total Return(1) ...........................    6.09%          11.04%           4.05%          8.42%         3.54%

RATIOS/SUPPLEMENTAL DATA

                                                   1999            1998            1997           1996         1995
---------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets ........................    0.51%           0.51%           0.51%          0.53%        0.53%

Ratio of Net Investment Income
to Average Net Assets ........................    5.01%           5.63%           5.72%          5.65%        5.35%

Portfolio Turnover Rate ......................     221%         194%(2)            110%           168%          92%

Net Assets, End of Year
(in thousands) ............................... $435,494        $374,861        $328,784       $311,020     $305,353


(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any.

(2) Purchases, sales and market value amounts for Intermediate-Term Government prior to the merger were excluded from the portfolio turnover calculation.


32  American Century Investments                             1-800-345-2021


LONG-TERM TREASURY FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31

PER-SHARE DATA

                                                 1999           1998           1997          1996           1995
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year ..........  $10.58        $  9.32          $9.67         $9.05          $9.38
                                              --------       --------        -------       -------       -------
Income From Investment Operations
    Net Investment Income ...................    0.58           0.61           0.60          0.60           0.60

    Net Realized and Unrealized Gain (Loss)
    on Investment Transactions ..............    0.11           1.26         (0.35)          0.62         (0.33)
                                              --------       --------        -------       -------       -------
    Total From Investment Operations ........    0.69           1.87           0.25          1.22           0.27
                                              --------       --------        -------       -------       -------
Distributions
    From Net Investment Income ..............  (0.58)         (0.61)         (0.60)        (0.60)         (0.60)

    From Net Realized Gains
    on Investment Transactions ..............  (0.52)           --             --            --             --

    In Excess of Net Realized Gains .........  (0.05)           --             --            --             --
                                              --------       --------        -------       -------       -------
    Total Distributions .....................  (1.15)         (0.61)         (0.60)        (0.60)         (0.60)
                                              --------       --------        -------       -------       -------
Net Asset Value, End of Year ................  $10.12         $10.58          $9.32         $9.67          $9.05
                                              ========       ========        =======       =======       =======
    Total Return(1) .........................   6.33%         20.48%          2.65%        13.46%          3.25%

RATIOS/SUPPLEMENTAL DATA

                                                 1999           1998           1997          1996           1995
------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets .......................   0.51%          0.54%          0.60%         0.67%          0.67%

Ratio of Net Investment Income
to Average Net Assets .......................   5.37%          6.00%          6.28%         5.93%          6.84%

Portfolio Turnover Rate .....................    105%            57%            40%          112%           147%

Net Assets, End of Year
(in thousands) ..............................$137,552       $103,381       $126,570      $110,741        $34,906


(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any.


www.americancentury.com                   American Century Investments  33


SHORT-TERM GOVERNMENT FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31

PER-SHARE DATA

                                              1999      1998(1)          1997          1996          1995      1994
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .....   $9.46        $9.49         $9.47         $9.51         $9.27     $9.67
                                            -------     -------        -------       -------       -------    -------
Income From Investment Operations
    Net Investment Income ................    0.49         0.21          0.52          0.51          0.52     0.40

    Net Realized and Unrealized Gain
    (Loss) on Investment Transactions ....    0.01       (0.03)          0.02        (0.04)          0.24     (0.40)
                                            -------     -------        -------       -------       -------    -------
    Total From Investment Operations .....    0.50         0.18          0.54          0.47          0.76       --
                                            -------     -------        -------       -------       -------    -------
Distributions
    From Net Investment Income ...........  (0.49)       (0.21)        (0.52)        (0.51)        (0.52)     (0.40)
                                            -------     -------        -------       -------       -------    -------
Net Asset Value, End of Period ...........   $9.47        $9.46         $9.49         $9.47         $9.51     $9.27
                                            =======     =======        =======       =======       =======    =======
    Total Return(2) ......................   5.39%        1.95%         5.86%         5.09%         8.42%     0.07%

RATIOS/SUPPLEMENTAL DATA

                                              1999      1998(1)          1997          1996          1995     1994
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets ....................   0.59%     0.59%(3)         0.68%         0.70%         0.70%     0.81%

Ratio of Net Investment Income to
Average Net Assets .......................   5.15%     5.43%(3)         5.53%         5.39%         5.53%     4.17%

Portfolio Turnover Rate ..................    196%          54%       293%(4)          246%          128%     470%

Net Assets, End of Period
(in thousands) ...........................$832,344     $808,464      $519,332      $349,772      $391,331     $396,753

(1) The fund's fiscal year end was changed from October 31 to March 31 resulting in a five month reporting period. For years ended prior to 1998, the fund's fiscal year end was October 31.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions,  if any.  Total  returns for  periods  less than one year are not annualized.

(3) Annualized.

(4)  Purchases,  sales and the market value of securities  for  Adjustable  Rate
Government Securities prior to the merger were excluded from the portfolio turnover calculation.


34  American Century Investments                             1-800-345-2021


GNMA FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31

PER-SHARE DATA

                                                 1999            1998           1997          1996          1995
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year ........    $10.67          $10.33         $10.45        $10.18         $10.35
                                              --------        --------       --------      --------        --------
Income From Investment Operations
   Net Investment Income ..................      0.64            0.69           0.71          0.74           0.72

   Net Realized and Unrealized Gain
   (Loss) on Investment Transactions ......    (0.05)            0.34         (0.12)          0.27          (0.18)
                                              --------        --------       --------      --------        --------
   Total From Investment Operations .......      0.59            1.03           0.59          1.01           0.54
                                              --------        --------       --------      --------        --------
Distributions
   From Net Investment Income .............    (0.64)          (0.69)         (0.71)        (0.74)          (0.71)
                                              --------        --------       --------      --------        --------
Net Asset Value, End of Year ..............    $10.62          $10.67         $10.33        $10.45         $10.18
                                              ========        ========       ========      ========        ========
   Total Return(1) ........................     5.66%          10.21%          5.84%        10.08%           5.53%

RATIOS/SUPPLEMENTAL DATA

                                                 1999            1998           1997          1996           1995
-------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(2) ..................     0.59%           0.58%          0.55%         0.58%           0.58%

Ratio of Net Investment Income
to Average Net Assets .....................     5.98%           6.49%          6.84%         6.98%           7.08%

Portfolio Turnover Rate ...................      119%            133%           105%           64%            120%

Net Assets, End of Year
(in thousands) ............................$1,415,607      $1,285,641     $1,119,165    $1,120,019       $979,670


(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any.

(2) The ratios for years ended March 31, 1997 and March 31, 1996, include expenses paid through expense offset arrangements.


www.americancentury.com                   American Century Investments  35


INFLATION-ADJUSTED TREASURY FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

PER-SHARE DATA

                                                              1999             1998         1997(1)
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ..................      $9.63            $9.74          $10.00
                                                            -------          -------        --------
Income From Investment Operations
    Net Investment Income .............................       0.47             0.44            0.06

    Net Realized and Unrealized Loss
    on Investment Transactions ........................     (0.15)           (0.11)          (0.26)
                                                            -------          -------        --------
    Total From Investment Operations ..................       0.32             0.33          (0.20)
                                                            -------          -------        --------
Distributions
    From Net Investment Income ........................     (0.47)           (0.44)          (0.06)
                                                            -------          -------        --------
Net Asset Value, End of Period ........................      $9.48            $9.63         $  9.74
                                                            =======          =======        ========
    Total Return(2) ...................................      3.37%            3.45%         (1.98)%

RATIOS/SUPPLEMENTAL DATA

                                                              1999             1998
1997(1)
-----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets .....      0.49%            0.50%        0.50%(3)

Ratio of Net Investment Income to Average Net Assets ..      4.84%            4.45%        5.03%(3)

Portfolio Turnover Rate ...............................       127%              69%             --

Net Assets, End of Period (in thousands) ..............     $8,980           $5,279          $2,277


(1) February 10, 1997 (inception) through March 31, 1997.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions,  if any.  Total  returns for  periods  less than one year are not annualized.

(3) Annualized.


36   American Century Investments                             1-800-345-2021



NOTES



www.americancentury.com                   American Century Investments  37


[back cover]

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.


You may obtain a free copy of the SAI or annual and semiannual reports, and ask any questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.


You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).

* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location
                           and hours.

* On the Internet          www.sec.gov

* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying
                           the documents.)

Investment Company Act File No. 811-4363

                        [american century logo (reg. sm)]
                                    American
                                    Century

                          AMERICAN CENTURY INVESTMENTS
                                P.O. Box 419200
                        Kansas City, Missouri 64141-6200

                         1-800-345-2021 or 816-531-5575

9908
SH-PRS-16702

[front cover]

                               AMERICAN CENTURY

                                  Prospectus


                                            Government Agency Money Market Fund

                                                       Short-Term Treasury Fund

                                                Intermediate-Term Treasury Fund

                                                        Long-Term Treasury Fund


                                               Inflation-Adjusted Treasury Fund


                                                     Short-Term Government Fund


                                                                      GNMA Fund


                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century

[left margin]

                                                                 August 1, 1999
                                                                  ADVISOR CLASS

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                   TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                     Distributed by Funds Distributor, Inc.


Dear Investor,

   Reading a prospectus doesn't have to be a chore. We've done the hard work so you can focus on what's important--learning about the funds and tracking your investments. Take a look inside, and you'll see this prospectus is different. It takes a clear-cut approach to fund information.

   Here's what you'll find:

   * The funds' primary investments and risks

   * A description of who may or may not want to invest in the funds

   * Fund performance, including returns for each year, best and worst quarters, and average annual returns compared to the funds' benchmarks

   * An overview of services available and ways to manage your accounts

   * Helpful tips and definitions of key investment terms

   Whether you're a current investor or investing in mutual funds for the first time, this prospectus will give you a clear understanding of the funds. If you have questions, our Service Representatives are available weekdays, 8 a.m. to 5 p.m., Central time. Our toll-free number is 1-800-345-3533. We look forward to helping you achieve your financial goals.



                                Sincerely,


                                /s/Mark Killen

                                Mark Killen
                                Senior Vice President
                                American Century Investment Services, Inc.

[left margin]

[american century logo (reg. sm)]
American
Century


                               American Century
                                  Investments

                                P.O. Box 419200
                                Kansas City, MO
                                  64141-6200




TABLE OF CONTENTS


An Overview of the Funds ..................................................    2
Fund Performance History ..................................................    3
Fees and Expenses .........................................................    5
Information about the Funds ...............................................    6
   Government Agency Money Market Fund ....................................    6
   Short-Term Treasury Fund
   Intermediate-Term Treasury Fund
   Long-Term Treasury Fund ................................................    7
   Inflation-Adjusted Treasury Fund .......................................    8
   Short-Term Government Fund .............................................    9
   GNMA Fund ..............................................................   10
Basics of Fixed-Income Investing ..........................................   11
Management ................................................................   14
Investing with American Century ...........................................   17
Share Price and Distributions .............................................   19
Taxes .....................................................................   20
Multiple Class Information ................................................   21
Financial Highlights ......................................................   22
Performance Information of Other Class ....................................   29


[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of pointing index finger] This symbol highlights special information and helpful tips.


                                                    American Century Investments



AN OVERVIEW OF THE FUNDS


WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

These funds seek income and investment returns by investing in various types of U.S. government securities.


WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?


The funds invest most of their assets in DEBT SECURITIES issued by the U.S. government or its agencies or instrumentalities. The chart below shows the primary differences among the funds. A more detailed description about the funds' investment strategies and risks begins on page 6.

Fund                   Primary Investments             Principal Risks
--------------------------------------------------------------------------------
Government Agency      Very short-term U.S.           Very low credit risk
Money Market           government securities          Lowest interest rate risk
                                                      Lowest inflation risk
--------------------------------------------------------------------------------
Short-Term             U.S. Treasury securities       Low interest rate risk
Treasury               that mature in three           Low inflation risk
                       years or less
--------------------------------------------------------------------------------
Intermediate-Term      U.S. Treasury securities       Interest rate risk
Treasury               that mature in three           Inflation risk
                       years or more
--------------------------------------------------------------------------------
Long-Term Treasury    U.S. Treasury securities        High interest rate risk
                      that mature in 10 years         High inflation risk
                      or more
--------------------------------------------------------------------------------
Short-Term            U.S. government securities      Some credit risk
Government            that mature in three years      Low interest rate risk
                      or less                         Low inflation risk
--------------------------------------------------------------------------------
GNMA Fund             Ginnie Maes, which are          Interest rate risk
                      mortgage-backed securities      Low credit risk
                      issued by Government National   High inflation risk
                      Mortgage Association
--------------------------------------------------------------------------------
Inflation-Adjusted    Inflation-indexed U.S.          Interest rate risk
Treasury              Treasury securities             Low inflation risk

As with all funds, at any given time the value of your shares of the fund may be worth more or less than the price you paid. If you sell shares when the value is less than the price you paid, you will lose money.


WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you

* are seeking current income

* prefer a relatively safe investment over one that may provide better long-term investment returns


* are seeking diversification by investing in a fixed-income mutual fund


* are comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

* investing for long-term growth

* looking for the added security of FDIC insurance

[left margin]

DEBT  SECURITIES  include   fixed-income   investments  such  as  notes,  bonds,
commercial paper and Treasury bills.


[graphic of pointing index finger]
An investment in the funds is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the money market fund (Government Agency) seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in it.



2  American Century Investments                             1-800-345-3533


FUND PERFORMANCE HISTORY


GOVERNMENT AGENCY MONEY MARKET FUND
LONG-TERM TREASURY FUND
INFLATION-ADJUSTED
TREASURY FUND
SHORT-TERM GOVERNMENT FUND

When the Advisor Class of a fund has investment results for a full calendar year, this section will feature charts that show

* Annual Total Returns

* Highest and Lowest Quarterly Returns

* Average Annual Returns, including a comparison of these returns to a benchmark index for the Advisor Class of the fund

In addition, investors can examine the performance of the fund's Investor Class of shares. The Investor Class has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class had existed during the periods presented, its performance would have been lower because of the additional expense.

All past performance information is designed to help show you how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.

Performance Information of Other Class

The original class of shares of the funds was the Investor Class. For information about the historical performance of the original class of shares, see page 29.

[graphic of pointing index finger]
For current performance information, please call us at 1-800-345-3533 or visit American Century's Web site at www.americancentury.com.



www.americancentury.com                    American Century Investments  3


FUND PERFORMANCE HISTORY

SHORT-TERM TREASURY FUND
INTERMEDIATE-TERM TREASURY FUND
GNMA FUND

Annual Total Returns(1)

The following bar chart shows the performance of the funds' Investor Class shares for each of the last 10 calendar years or for each full year in the life of the fund if less than 10 years. It indicates the volatility of the funds' historical returns from year to year.

[bar chart data shown below]

                                1998
Short-Term Treasury            6.17%
Intermediate-Term Treasury     8.67%
GNMA                           6.06%


(1) As of June 30, 1999, the end of the most recent calendar quarter, the funds'
year-to-date   returns  were  Short-Term  Treasury,   0.45%,   Intermediate-Term
Treasury, -2.55%; and GNMA, -0.15%.


The highest and lowest quarterly returns for the period reflected in the bar chart are:


                                Highest                     Lowest
--------------------------------------------------------------------------------
Short-Term Treasury             2.87% (3Q 1998)             -0.03% (2Q 1999)
--------------------------------------------------------------------------------
Intermediate-Term Treasury      5.76% (3Q 1998)             -1.29% (1Q 1999)
--------------------------------------------------------------------------------
GNMA                            2.31% (3Q 1998)             -0.90% (2Q 1999)


Average Annual Returns

The following table shows the average annual returns of the funds' Advisor Class shares for the periods indicated. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.



For the calendar year ended December 31, 1998     1 year       Life of Fund(1)
--------------------------------------------------------------------------------
Short-Term Treasury                               6.17%            6.01%
Salomon 1- to 3-Year
   Treasury/Agency Index(2)                       6.98%            6.80%(3)
Lehman 1- to 3-Year Government
   Securities Index                               6.96%            6.78%(3)
--------------------------------------------------------------------------------
Intermediate-Term Treasury                        8.67%            9.19%
Salomon 3- to 10-Year Treasury Index             10.21%            9.84%(3)
--------------------------------------------------------------------------------
GNMA                                              6.06%            6.52%
Salomon 30-Year GNMA Index                        6.82%            6.92%(3)

(1) The inception dates for the funds are: Intermediate-Term Treasury and GNMA, October 9, 1997; and Short-Term Treasury, October 6, 1997.

(2) The fund's benchmark was changed because the Salomon Index provides a daily breakdown of its individual bond holdings and their prices. This change allows us much more accurate tracking of the benchmark and more exact modeling of the fund's portfolio.

(3) Benchmark from October 31, 1997.

Performance Information of Other Class

The original class of shares of the fund was the Investor Class of shares. For information about the historical performance of the original class of shares, see page 29.


[left margin]

[graphic of pointing index finger]
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the funds will perform in the future.


[graphic of pointing index finger]
For current performance information, please call us at 1-800-345-3533 or visit American Century's Web site at www.americancentury.com.



4   American Century Investments                             1-800-345-3533


FEES AND EXPENSES

There are no sales loads, fees or other charges

* to buy fund shares directly from American Century

* to reinvest dividends in additional shares

* to exchange into the Advisor Class shares of other American Century funds

* to redeem your shares

The following table describes the fees and expenses that you will pay if you buy and hold shares of the funds.

ANNUAL OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)


                                  Distribution                    Total Annual
                     Management   and Service       Other         Fund Operating
                     Fee(1)       (12b-1) Fees(2)   Expenses(2)   Expenses
-----------------------------------------------------------------------------
Government Agency
Money Market         0.22%        0.50%             0.00%         0.72%
-----------------------------------------------------------------------------
Short-Term
Treasury             0.26%        0.50%             0.00%         0.76%
-----------------------------------------------------------------------------
Intermediate-Term
Treasury             0.26%        0.50%             0.00%         0.76%
-----------------------------------------------------------------------------
Long-Term
Treasury             0.26%        0.50%             0.00%         0.76%
-----------------------------------------------------------------------------
Inflation-Adjusted
Treasury             0.26%        0.50%             0.00%         0.76%
-----------------------------------------------------------------------------
Short-Term
Government           0.34%        0.50%             0.00%         0.84%
-----------------------------------------------------------------------------
GNMA Fund            0.34%        0.50%             0.00%         0.84%

(1) Based on expenses incurred during the funds' most recent fiscal year. The funds have stepped fee schedules. As a result, the funds' management fee rate generally decreases as fund assets increase.

(2) The 12b-1 fee is designed to permit investors to purchase Advisor Class shares through broker-dealers, banks, insurance companies and other financial intermediaries. A portion of the fee is used to compensate them for ongoing recordkeeping and administrative services that would otherwise be performed by an affiliate of the advisor, and a portion is used to compensate them for distribution and other shareholder services. See "Service and Distribution Fees," page 21.

(3) Other expenses, which include the fees and expenses of the funds' independent trustees, their legal counsel and interest, are expected to be less than 0.005% for the current fiscal year.


Example

The examples in the table below are intended to help you compare the costs of investing in a fund with the costs of investing in other mutual funds. Assuming you ...

* invest $10,000 in the fund

* redeem all of your shares at the end of the periods shown below

* earn a 5% return each year

* incur the same operating expenses as shown above

 ... your cost of investing in the fund would be:


                                   1 year    3 years     5 years    10 years
----------------------------------------------------------------------------
Government Agency Money Market     $73       $230        $400       $892
----------------------------------------------------------------------------
Short-Term Treasury                $78       $242        $422       $939
----------------------------------------------------------------------------
Intermediate-Term Treasury         $78       $242        $422       $939
----------------------------------------------------------------------------
Long-Term Treasury                 $78       $242        $422       $939
----------------------------------------------------------------------------
Inflation-Adjusted Treasury        $78       $242        $422       $939
----------------------------------------------------------------------------
Short-Term Government              $86       $268        $465       $1,034
----------------------------------------------------------------------------
GNMA Fund                          $86       $268        $465       $1,034



[left margin]

[graphic of pointing index finger]
Use this example to compare the costs of investing in other funds. Of course, your actual costs may be higher or lower.


www.americancentury.com                    American Century Investments  5



INFORMATION ABOUT THE FUNDS


GOVERNMENT AGENCY MONEY MARKET FUND


WHAT ARE THE FUND'S INVESTMENT OBJECTIVES?


The fund is a money market fund that seeks maximum safety and liquidity and seeks to pay shareholders the highest rate of return consistent with this objective. In addition, Government Agency Money Market seeks to purchase only those securities with income that will be exempt from state income tax.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVES?

The fund buys very short-term U.S. Treasury securities that are guaranteed by the direct full faith and credit pledge of the U.S. government.

Government Agency Money Market also buys other very short-term securities issued by the U.S. government, its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.


Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

Because very short-term securities are among the safest securities available, the interest they pay is among the lowest for income-paying securities. Accordingly, the yield on this fund will likely be lower than funds that invest in longer-term or lower-quality securities.


6   American Century Investments                             1-800-345-3533


SHORT-TERM TREASURY FUND
INTERMEDIATE-TERM TREASURY FUND
LONG-TERM TREASURY FUN

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?


These funds seek the highest level of current income exempt from state income tax. The Short-Term Treasury and Intermediate-Term Treasury funds also seek to maintain safety of capital.


HOW DO THE FUNDS PURSUE THEIR INVESTMENT OBJECTIVES?

The funds buy U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.


The funds also may buy securities issued by the U.S. government, its agencies and instrumentalities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. Each fund may invest up to 35% of its total assets in these securities. In addition, the funds can buy only U.S. government securities with income that is exempt from state income tax.

The funds may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the funds may purchase securities in advance to generate additional income.

Additional information about the funds' investments is available in their annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. You may get these reports at no cost by calling us.


WHAT IS THE DIFFERENCE BETWEEN THE THREE FUNDS?


The funds differ in the maturity of the debt securities they purchase. This difference is shown in the chart below.


                                   Weighted Average Maturity Range
--------------------------------------------------------------------------------
Short-Term Treasury                13 months-3 years
--------------------------------------------------------------------------------
Intermediate-Term Treasury         3-10 years
--------------------------------------------------------------------------------
Long-Term Treasury                 20-30 years

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUNDS?

The funds have different weighted average maturities. Because of this, the funds will respond differently to changes in interest rates. Funds with longer weighted average maturities are more sensitive to interest rate changes. When interest rates rise, the values of the funds usually fall, but the values of funds with longer weighted average maturities generally will fall farther.

The funds' share values will fluctuate. In general, the funds that have higher potential income have a higher potential loss. If you sell your shares when their value is less than the price you paid, you will lose money.

                                Potential Income              Potential Loss
----------------------------------------------------------------------------
Short-Term Treasury             Lower                         Lower
----------------------------------------------------------------------------
Intermediate-Term Treasury      Moderate                      Moderate
----------------------------------------------------------------------------
Long-Term Treasury              Higher                        Higher


www.americancentury.com                    American Century Investments   7


INFLATION-ADJUSTED TREASURY FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


Inflation-Adjusted   Treasury  seeks  total  return  and  inflation   protection
consistent with investment in U.S. Treasury inflation-adjusted securities.


HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund buys inflation-indexed U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government. These inflation-indexed securities are designed to protect the future purchasing power of the money invested in them.


The fund also may buy traditional U.S. Treasury securities that are not inflation-indexed. The fund also may buy inflation-indexed securities issued by U.S. government agencies and government-sponsored organizations. The fund may invest up to 35% of its total assets in these securities.


The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.


Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?


Inflation-indexed securities are designed to offer a return linked to inflation, which protects future purchasing power from effects of inflation. Inflation-indexed securities may not trade at their face value. Inflation-indexed securities trade at prevailing real, or after inflation, interest rates. Changes in real interest rates affect the fund's share value. Generally, when real interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This real interest rate risk is higher for Inflation-Adjusted Treasury than for funds that do not invest in inflation-indexed securities.

As with all funds, at any given time the value of your shares of Inflation-Adjusted Treasury may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.



8   American Century Investments                             1-800-345-3533


SHORT-TERM GOVERNMENT FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Short-Term Government seeks high current income while maintaining safety of principal.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?


The fund buys short-term securities issued by the U.S. government, its agencies and instrumentalities, including mortgage-backed securities. The U.S. government provides varying levels of financial support to these agencies and instrumentalities. The fund also may buy short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, by using when-issued and forward commitment transactions, the fund may purchase securities in advance to generate additional income.

The weighted average maturity of the fund is expected to be three years or less.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

Interest rate changes affect the fund's share value. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for Short-Term Government than for funds that have shorter weighted average maturities, such as money market funds.

Short-Term Government invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by Short-Term Government, may be prepaid in this fashion. When this happens, the fund will be required to purchase new securities at current market rates, which will usually be lower. Because of this prepayment risk, the fund may benefit less from declining interest rates than other short-term funds.

As with all funds, at any given time the value of your shares of Short-Term Government may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.



www.americancentury.com                   American Century Investments   9



GNMA FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

GNMA Fund seeks high current income while maintaining liquidity and safety of principal by investing primarily in GNMA certificates.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund primarily buys certificates issued by the Government National Mortgage Association (GNMA). Unlike many other mortgage-backed securities, the timely payment of principal and interest on these certificates is guaranteed by GNMA. GNMA's payment guarantee is stronger than most other government agencies' because it is backed by the full faith and credit of the U.S. government. This means that the fund receives its share of payments regardless of whether the ultimate borrowers make their payments.

The fund also may buy short-term U.S. government securities. The U.S. government, its agencies and instrumentalities issue these securities. These securities include mortgage-backed securities. The U.S. government's financial support of these agencies and instrumentalities varies.

The fund may purchase securities in a number of different ways to seek higher rates of return. For example, the fund may purchase securities in advance through when-issued and forward commitment transactions.

The weighted average maturity of the fund is expected to be three years or less.

Additional information about the fund's investments is available in its annual and semiannual reports. In these reports you will find a discussion of market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling us.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

When interest rates change, the fund's share value will be affected. Generally, when interest rates rise, the fund's share value will decline. The opposite is true when interest rates decline. This interest rate risk is higher for GNMA Fund than for funds that have shorter weighted average maturities, such as money market funds.

GNMA Fund invests in mortgage-backed securities. When homeowners refinance their mortgages to take advantage of declining interest rates, their existing mortgages are prepaid. The mortgages, which back the securities purchased by GNMA Fund, may be prepaid in this fashion. Because of this prepayment risk, the fund may benefit less from declining interest rates than other short-term funds

As with all funds, at any given time the value of your shares of GNMA Fund may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.


10   American Century Investments                             1-800-345-3533


BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt security, which is also called a fixed-income security, it is essentially lending money to the issuer of the security. Notes, bonds, commercial paper and Treasury bills are examples of debt securities. After the debt security is first sold by the issuer, it may be bought and sold by other investors. The price of the security may rise or fall based on many factors, including changes in interest rates, inflation, liquidity and credit quality.


The fund managers decide which debt securities to buy and sell by

* determining which securities help a fund meet its maturity requirements

* eliminating securities that do not satisfy a fund's credit quality standards

* evaluating the current economic conditions and assessing the risk of inflation

* evaluating special features of the securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid (or refinanced) at some date. This date is called the maturity date. The number of days left to a debt security's maturity date is called the remaining maturity. The longer a debt security's remaining maturity, the more sensitive it is to changes in interest rates.


Because a bond fund will own many debt securities, the fund managers calculate the average of the remaining maturities of all of the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio. This average is weighted according to the size of the fund's individual holdings and is called WEIGHTED AVERAGE MATURITY. The following chart shows how fund managers would calculate the weighted average maturity for a fund that owned only two debt securities.


                     Amount of        Percent of   Remaining      Weighted
                     Security Owned   Portfolio    Maturity       Maturity
----------------------------------------------------------------------------
Debt Security A      $100,000         25%           1,000 days      250 days
----------------------------------------------------------------------------
Debt Security B      $300,000         75%          10,000 days    7,500 days
----------------------------------------------------------------------------
Weighted Average Maturity                                         7,750 days

TYPES OF RISK

The basic types of risk that the funds face are described below.

Interest Rate Risk


Generally, interest rates and the prices of debt securities move in opposite directions. When interest rates fall, the prices of most debt securities rise; when interest rates rise, prices fall. Because the funds invest primarily in debt securities, changes in interest rates will affect the funds' performance.

The degree to which interest rate changes affect a fund's performance varies and is related to the weighted average maturity of a particular fund. For example, when interest rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term bond fund. When rates fall, the opposite is true. This sensitivity to interest rate changes is called interest rate risk.


[left margin]

WEIGHTED AVERAGE MATURITY is a tool that the fund managers use to approximate the remaining maturity of a fund's investment portfolio.

[graphic of pointing index finger]
The longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.


www.americancentury.com                   American Century Investments   11


When interest rates change, longer maturity bonds experience a greater change in price. The following table shows the effect of a 1% increase in interest rates on the price of 7% coupon bonds of differing maturities:


Remaining Maturity   Current Price   Price after 1% Increase   Change in Price
------------------------------------------------------------------------------
1 year               $100.00         $99.06                     -0.94%
------------------------------------------------------------------------------
3 years              $100.00         $97.38                     -2.62%
------------------------------------------------------------------------------
10 years             $100.00         $93.20                     -6.80%
------------------------------------------------------------------------------
30 years             $100.00         $88.69                     -11.31%


Credit Risk


Credit risk is the risk that an obligation won't be paid and a loss will result. A high credit rating indicates a high degree of confidence by the rating organization that the issuer will be able to withstand adverse business, financial or economic conditions, and be able to make interest and principal payments on time. Generally, a lower credit rating indicates a greater risk of non-payment. A lower rating also may indicate that the issuer has a more senior series of debt securities, which means that if the issuer has difficulties making its payments, the more senior series of debt is first in line for payment.

It's not as simple as buying the highest-rated debt securities. Higher credit ratings usually mean lower interest rates, so investors often purchase securities that aren't the highest rated to increase return. If a fund purchases lower-rated securities, it has assumed additional credit risk.


Liquidity Risk


Debt securities can become difficult to sell, or less liquid, for a variety of reasons, such as lack of an active trading market. The chance that a fund will have liquidity issues is called liquidity risk.


Inflation Risk


The safest investments usually have the lowest potential income and performance. However, returns from these investments may fail to significantly outpace inflation. Even if the value of your investment has not gone down, your money will not be worth as much as if there had been no inflation. Your after-inflation return may be quite small. This risk is called inflation risk.


[left margin]

[graphic of pointing index finger]
Credit quality may be lower when the issuer has


* a high debt level
* a short operating history
* a senior level of debt
* a difficult, competitive environment
* a less stable cash flow



12   American Century Investments                             1-800-345-3533


A COMPARISON OF BASIC RISK FACTORS

The following chart depicts the basic risks of investing in the funds. It is designed to help you compare these funds with each other; it shouldn't be used to compare these funds with other mutual funds.


                      Interest                                         Inflation
                      Rate Risk   Credit Risk   Liquidity Risk         Risk
--------------------------------------------------------------------------------
Government Agency
Money Market          Lowest       Very Low      Similar (Very Low)     Lowest


Short-Term
Treasury              Low          Very Low      Similar (Very Low)     Low

Intermediate-Term
Treasury              Moderate     Very Low      Similar (Very Low)     Moderate


Long-Term Treasury    High         Very Low      Similar (Very Low)     Highest

Inflation-Adjusted
Treasury              Moderate     Very Low      Similar (Very Low)     Low


Short-Term
Government            Low          Low           Similar (Very Low)     Low

GNMA Fund             High         Very Low      Similar (Very Low)     High

The funds engage in a variety of investment techniques as they pursue their investment objectives. Each technique has its own characteristics, and may pose some level of risk to the funds. If you would like to learn more about these techniques, you should review the Statement of Additional Information before making an investment.


www.americancentury.com                   American Century Investments   13


MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of Trustees, investment advisor and fund management team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired an investment advisor to do so. More than two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolios of the funds and directing the purchase and sale of their investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the funds to operate.


For the services it provided to the funds during the most recent fiscal year, the advisor received a unified management fee based on a percentage of the average net assets of the Advisor Class shares of the funds. The rate of the management fee for a fund is determined on a class-by-class basis monthly using a two-step formula that takes into account the fund's strategy (money market, bond or equity) and the total amount of mutual fund assets the advisor manages.

The Statement of Additional Information contains detailed information about the calculation of the management fee. Out of that fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses.

Management Fees Paid by the Funds to the Advisor as a Percentage of Average Net Assets for the Most Recent Fiscal Year Ended March 31, 1999
--------------------------------------------------------------------------------
Government Agency Money Market                                         0.22%
--------------------------------------------------------------------------------
Short-Term Treasury                                                    0.26%
--------------------------------------------------------------------------------
Intermediate-Term Treasury                                             0.26%
--------------------------------------------------------------------------------
Long-Term Treasury                                                     0.26%
--------------------------------------------------------------------------------
Inflation-Adjusted Treasury                                            0.26%
--------------------------------------------------------------------------------
Short-Term Government                                                  0.34%
--------------------------------------------------------------------------------
GNMA Fund                                                              0.34%



14   American Century Investments                             1-800-345-3533


THE FUND MANAGEMENT TEAMS

The advisor uses teams of portfolio managers, assistant portfolio managers and analysts to manage the funds. Teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.


The portfolio managers who lead each team are identified below:


Government Agency Money Market

DENISE TABACCO


Ms. Tabacco, Portfolio Manager, has been a member of the Government Agency Money Market team since May 1996. She joined American Century in 1988, becoming a member of its portfolio department in 1991. She has a bachelor's degree in accounting from San Diego State University and an MBA in finance from Golden Gate University.

BETH BUNNELL HUNTER

Ms. Hunter, Portfolio Manager, has been a member of the team that manages Government Agency Money Market since joining American Century in July 1999. Before joining American Century, she worked for Calvert Asset Management Company as a Portfolio Trading Analyst from 1994 to 1996 and as a Portfolio Manager from 1996 to June 1999. She has a bachelor of arts from the University of Washington, Seattle.


GNMA

CASEY C. COLTON


Mr. Colton, Vice President and Portfolio Manager, has been a member of the GNMA team since January 1994. Mr. Colton joined American Century in 1990. He holds a bachelor's degree in business administration from San Jose State University and a master's degree from the University of Southern California. He is a Chartered Financial Analyst and a Certified Public Accountant.


Intermediate-Term Treasury

ROBERT V. GAHAGAN


Mr. Gahagan, Vice President and Portfolio Manager, has been a member of the Intermediate-Term Treasury team since January 1998. He joined American Century in 1983. He holds a bachelor's degree in economics and an MBA from the University of Missouri - Kansas City.


Short-Term Treasury

Short-Term Government

NEWLIN RANKIN


Mr. Rankin, Vice President and Portfolio Manager, has been a member of the Short-Term Treasury team since March 1996 and the Short-Term Government team since January 1995. He joined American Century in 1994. Previously, he was an Assistant Vice President at Wells Fargo Bank. He holds a bachelor's degree in management sciences and an MBA from the University of San Francisco.


Long-Term Treasury

Inflation-Adjusted Treasury

DAVID W. SCHROEDER


Mr. Schroeder, Vice President and Portfolio Manager, supervises the American Century Government Income Trust team and has been a member of the Long-Term Treasury team since September 1992 and the Inflation-Adjusted Treasury team since its inception in February 1997. He joined American Century in 1990. He holds a bachelor of arts degree from Pomona College.


[left margin]

[graphic of pointing index finger]
CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the funds. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the funds to obtain approval before executing permitted personal trades.


www.americancentury.com                   American Century Investments   15


FUNDAMENTAL INVESTMENT POLICIES


Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information and the investment objectives of the funds may not be changed without a shareholder vote. The Board of Trustees may change any other policies and investment strategies.


YEAR 2000 ISSUES

Many of the world's computer systems were originally programmed in a way that prevented them from properly recognizing or processing date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the funds, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the funds' other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the funds' business, particularly the provision of shareholder services, may be hampered.

In addition, the issuers of securities the funds own could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of the issuers' securities, which, in turn, could impact the funds' performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.


16   American Century Investments                             1-800-345-3533


INVESTING WITH AMERICAN CENTURY

ELIGIBILITY FOR ADVISOR CLASS SHARES

The Advisor Class shares are intended for purchase by participants in employer-sponsored retirement or savings plans and for persons purchasing shares through broker-dealers, banks, insurance companies and other financial intermediaries that provide various administrative and distribution services.


INVESTING THROUGH FINANCIAL INTERMEDIARIES


If you do business with us through a financial intermediary or a retirement plan, your ability to purchase, exchange and redeem shares will depend on the policies of that entity. Some policy differences may include minimum investment requirements

exchange policies

fund choices

cutoff time for investments


Please contact your financial intermediary or plan sponsor for a complete description of its policies. Copies of the funds' annual reports, semiannual reports and Statement of Additional Information are available from your intermediary or plan sponsor.


Certain financial intermediaries perform recordkeeping and administrative services for their clients that would otherwise be performed by American Century's transfer agent. In some circumstances, American Century will pay the service provider a fee for performing those services.

Although transactions in fund shares may be made directly with American Century at no charge, you also may purchase, redeem and exchange fund shares through financial intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with American Century or the funds.


American Century has contracts with certain financial intermediaries requiring them to track the time investment orders are received and to comply with procedures relating to the transmission of orders. The funds have authorized those intermediaries to accept orders on their behalf up to the time at which the net asset value is determined. If those orders are transmitted to American Century and paid for in accordance with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary on a fund's behalf.


ABUSIVE TRADING PRACTICES

We do not permit market timing or other abusive trading practices in our funds.


Excessive, short-term (market timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of your redemption proceeds -- up to seven days -- or to honor certain redemptions with securities, rather than cash, as described in the next section.


[left margin]


[graphic of pointing index finger]
Financial intermediaries include banks, broker-dealers, insurance companies and investment advisors.



www.americancentury.com                   American Century Investments   17


SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS


If, during any 90-day period, you redeem fund shares worth more than $250,000 (or 1% of the assets of the fund if that percentage is less than $250,000), we reserve the right to pay part or all of the redemption proceeds in excess of this amount in readily marketable securities instead of cash. If we make payment in securities, we will value the securities selected by the fund managers, in the same manner as we do in computing the fund's net asset value. We may provide these securities in lieu of cash without prior notice.


If your redemption would exceed this limit and you would like to avoid being paid in securities, please provide us with an unconditional instruction to redeem at least 15 days prior to the date on which the redemption transaction is to occur. The instruction must specify the dollar amount or number of shares to be redeemed and the date of the transaction. This minimizes the effect of the redemption on the fund and its remaining shareholders.


18    American Century Investments                             1-800-345-3533



SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the funds as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by non-money market funds are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the funds' Board of Trustees. The portfolio securities of the money market funds are valued at amortized cost. This means that the securities are initially valued at their cost when purchased. After the initial purchase, the difference between the purchase price and the known value at maturity will be reduced at a constant rate until maturity. This valuation will be used regardless of the impact of interest rates on the market value of the security. The Board has adopted procedures to ensure that this type of pricing is fair to the funds' shareholders.

We will price your purchase, exchange or redemption at the NAV next determined after we receive your transaction request in good order.

DISTRIBUTIONS

Federal tax laws require each fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received, as well as CAPITAL GAINS realized on the sale of investment securities.

Each money market fund declares and reinvests distributions from net income daily. Each of the other funds declares distributions from net income daily and pays these distributions from net income monthly. Each fund (except the money market funds) generally pays distributions of capital gains, if any, once a year usually in December. A fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions. Distributions are reinvested automatically in additional shares unless you choose another option.

You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, we will reinvest distributions unless you elect to receive them in cash.


[left margin]

The NET ASSET VALUE of a fund is the price of the fund's shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.


www.americancentury.com                   American Century Investments   19


TAXES

The tax consequences of owning shares of the funds will vary depending on whether you own them through a taxable or tax-deferred account. Tax consequences result from distributions by the funds of dividend and interest income they have received or capital gains they have generated through their investment activities. Tax consequences also result from sales of fund shares by investors after the net asset value has increased or decreased.

Tax-Deferred Accounts

If you purchase fund shares through a tax-deferred account, such as an IRA or a qualified employer-sponsored retirement or savings plan, income and capital gains distributions usually will not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis. Likewise, moving from one fund to another fund within a plan or tax-deferred account generally will not cause you to be taxed. For information about the tax consequences of making purchases or withdrawals through an employer-sponsored retirement or savings plan, or through an IRA, please consult your plan administrator, your summary plan description or a professional tax advisor.

Taxable Accounts

If you own fund shares through a taxable account, distributions by the fund and sales by you of fund shares may cause you to be taxed.

Taxability of Distributions

Fund distributions may consist of income earned by the fund from sources such as dividends and interest, or capital gains generated from the sale of fund investments. Distributions of income are taxed as ordinary income. Distributions of capital gains are classified either as short term or long term and are taxed as follows:


Type of Distribution       Tax Rate for 15% Bracket    Tax Rate for 28% Bracket
                                                       or Above
-------------------------------------------------------------------------------
Short-term capital gains   Ordinary income rate        Ordinary income rate
-------------------------------------------------------------------------------
Long-term capital gains    10%                         20%

The tax status of any distributions of capital gains is determined by how long the fund held the underlying security that was sold, not by how long you have been invested in the fund or whether you reinvest your distributions in additional shares or take them in cash. American Century will send you the tax status of fund distributions for each calendar year in an annual tax mailing (Form 1099-DIV) from each fund.


Distributions also may be subject to state and local taxes. Because everyone's tax situation is unique, always consult your tax professional about federal, state and local tax consequences.

Taxes on Transactions


Your redemptions -- including exchanges to other American Century funds -- are subject to capital gains tax. The table above can provide a general guide for your potential tax liability when selling or exchanging fund shares. Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares decrease in value, their sale or exchange will result in a long-term or short-term capital loss. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gains to you with respect to such shares. If a loss is realized on the redemption of fund shares, the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes. If you have not certified to us that your Social Security number or tax identification number is correct and that you are not subject to 31% withholding, we are required to withhold and remit to the IRS 31% of dividends, capital gains distributions and redemptions.


[left margin]

[graphic of pointing index finger]
BUYING A DIVIDEND

Purchasing fund shares in a taxable account shortly before a distribution is sometimes known as buying a dividend. In taxable accounts, you must pay income taxes on the distribution whether you reinvest the distribution or take it in cash. In addition, you will have to pay taxes on the distribution whether the value of your investment decreased, increased or remained the same after you bought the fund shares.

The risk in buying a dividend is that a fund's portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. We distribute those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a dividend, you incur the full tax liability of the distribution period, but you may not enjoy the full benefit of the gains realized in the fund's portfolio.


20   American Century Investments                             1-800-345-3533


MULTIPLE CLASS INFORMATION



American Century offers two classes of the funds: Investor Class and Advisor Class. The shares offered by this Prospectus are Advisor Class shares and are offered primarily to institutional investors through institutional distribution channels, such as employer-sponsored retirement plans, or through banks, broker-dealers and insurance companies.

American Century offers another class of shares that has no up-front or deferred charges, commissions or 12b-1 fees. The other class has different fees, expenses and/or minimum investment requirements than the Advisor Class. The difference in the fee structures between the classes is the result of their separate arrangements for shareholder and distribution services and not the result of any difference in amounts charged by the advisor for core investment advisory services. Accordingly, the core investment advisory expenses do not vary by class. Different fees and expenses will affect performance. For additional information concerning the other class of shares not offered by this Prospectus, call us at 1-800-345-2021 for Investor Class shares. You also can contact a sales representative or financial intermediary who offers that class of shares.

Except as described below, all classes of shares of the funds have identical voting, dividend, liquidation and other rights, preferences, terms and conditions. The only differences between the classes are (a) each class may be subject to different expenses specific to that class; (b) each class has a different identifying designation or name; (c) each class has exclusive voting rights with respect to matters solely affecting such class; and (d) each class may have different exchange privileges.


Service and Distribution Fees


Investment Company Act Rule 12b-1 permits mutual funds that adopt a written plan to pay out of fund assets certain expenses associated with the distribution of their shares. The funds' Advisor Class shares have a 12b-1 Plan. Under the Plan, the funds pay an annual fee of 0.50% of fund assets, half for certain shareholder and administrative services and half for distribution services. The advisor, as paying agent for the funds, pays all or a portion of such fees to the banks, broker-dealers and insurance companies that make such shares available. Because these fees are paid out of the funds' assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. For additional information about the Plan and its terms, see "Multiple Class Structure--Master Distribution and Shareholder Services Plan" in the Statement of Additional Information.



www.americancentury.com                   American Century Investments   21


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, each table includes as appropriate

* share price at the beginning of the period

* investment income and capital gains or losses

* distributions of income and capital gains paid to shareholders

* share price at the end of the period

Each table also includes some key statistics for the period as appropriate

* TOTAL RETURN -- the overall percentage of return of the fund, assuming the reinvestment of all distributions

* EXPENSE RATIO -- operating expenses as a percentage of average net assets

* NET INCOME RATIO -- net investment income as a percentage of average net asset

* PORTFOLIO TURNOVER -- the percentage of the fund's buying and selling activity


The Financial Highlights for the fiscal years ended March 31, 1998 and 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the funds' annual reports, which are incorporated by reference into the Statement of Additional Information, and are available upon request.



22    American Century Investments                             1-800-345-3533



SHORT-TERM TREASURY FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended March 31

PER-SHARE DATA

                                                                              1999        1998(1)
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .....................................   $9.80          $9.80
                                                                           --------       --------
Income From Investment Operations
  Net Investment Income ..................................................    0.46           0.25

  Net Realized and Unrealized Gain on Investment Transactions ............    0.05             --
                                                                           --------       --------
  Total From Investment Operations .......................................    0.51           0.25
                                                                           --------       --------
Distributions
  From Net Investment Income .............................................  (0.46)         (0.25)
                                                                           --------       --------
Net Asset Value, End of Period ...........................................   $9.85          $9.80
                                                                           ========       ========
  Total Return(2) ........................................................   5.34%          2.51%

RATIOS/SUPPLEMENTAL DATA

                                                                              1999        1998(1)
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets ........................   0.76%       0.78%(3)

Ratio of Net Investment Income to Average Net Assets .....................   4.67%       5.20%(3)

Portfolio Turnover Rate ..................................................    138%           140%

Net Assets, End of Period (in thousands) .................................  $3,102         $1,460

(1) October 6, 1997 (commencement of sale) through March 31, 1998.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions,  if any.  Total  returns for  periods  less than one year are not annualized.

(3) Annualized.


www.americancentury.com                  American Century Investments   23


INTERMEDIATE-TERM TREASURY FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended March 31

PER-SHARE DATA

                                                                         1999        1998(1)
---------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ................................  $10.56         $10.42
                                                                      --------       --------
Income From Investment Operations
  Net Investment Income .............................................    0.51           0.26

  Net Realized and Unrealized Gain on Investment Transactions .......    0.10           0.14
                                                                      --------       --------
  Total From Investment Operations ..................................    0.61           0.40
                                                                      --------       --------
Distributions
  From Net Investment Income ........................................  (0.51)         (0.26)

  From Net Realized Gains on Investment Transactions ................  (0.21)             --
                                                                      --------       --------
  Total Distributions ...............................................  (0.72)         (0.26)
                                                                      --------       --------
Net Asset Value, End of Period ......................................  $10.45         $10.56
                                                                      ========       ========
  Total Return(2) ...................................................   5.83%          3.90%

RATIOS/SUPPLEMENTAL DATA

                                                                         1999        1998(1)
---------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets ...................   0.76%       0.77%(3)

Ratio of Net Investment Income to Average Net Assets ................   4.76%       5.28%(3)

Portfolio Turnover Rate .............................................    221%        194%(4)

Net Assets, End of Period (in thousands) ............................  $6,117           $128


(1) October 9, 1997 (commencement of sale) through March 31, 1998.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions,  if any.  Total  returns for  periods  less than one year are not annualized.

(3) Annualized.

(4) Purchases, sales and market value amounts for Intermediate-Term Government prior to the merger were excluded from the portfolio turnover calculation.


24   American Century Investments                             1-800-345-3533


GNMA FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended March 31

PER-SHARE DATA

                                                                     1999        1998(1)
-----------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ...........................   $10.67         $10.63
                                                                  --------       --------
Income From Investment Operations
  Net Investment Income ........................................     0.61           0.31

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions ...................................   (0.05)           0.04
                                                                  --------       --------
  Total From Investment Operations .............................     0.56           0.35
                                                                  --------       --------
Distributions
  From Net Investment Income ...................................   (0.61)         (0.31)
                                                                  --------       --------
  Net Asset Value, End of Period ...............................   $10.62         $10.67
                                                                  ========       ========
  Total Return(2) ..............................................    5.40%          3.30%

RATIOS/SUPPLEMENTAL DATA

                                                                     1999        1998(1)
-----------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets ..............    0.84%       0.84%(3)

Ratio of Net Investment Income  to Average Net Assets ..........    5.73%       5.92%(3)

Portfolio Turnover Rate ........................................     119%          133%

Net Assets, End of Period (in thousands) .......................   $6,910          $460


(1) October 9, 1997 (commencement of sale) through March 31, 1998.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions,  if any.  Total  returns for  periods  less than one year are not annualized.

(3) Annualized.


www.americancentury.com                   American Century Investments  25


LONG-TERM TREASURY FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

PER-SHARE DATA

                                                                                1999        1998(1)
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ......................................   $10.58         $10.85
                                                                             --------       --------
Income From Investment Operations
  Net Investment Income ...................................................     0.56           0.12

  Net Realized and Unrealized Gain (Loss) on Investment Transactions ......     0.11         (0.27)
                                                                             --------       --------
  Total From Investment Operations ........................................     0.67         (0.15)
                                                                             --------       --------
Distributions
  From Net Investment Income ..............................................   (0.56)         (0.12)

  From Net Realized Gains on Investment Transactions ......................   (0.34)             --

  In Excess of Net Realized Gains .........................................   (0.23)             --
                                                                             --------       --------
  Total Distributions .....................................................   (1.13)         (0.12)
                                                                             --------       --------
Net Asset Value, End of Period ............................................   $10.12         $10.58
                                                                             ========       ========
  Total Return(2) .........................................................    6.07%        (1.34)%

RATIOS/SUPPLEMENTAL DATA

                                                                                1999        1998(1)
----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets .........................    0.76%       0.77%(3)

Ratio of Net Investment Income to Average Net Assets ......................    5.12%       5.42%(3)

Portfolio Turnover Rate ...................................................     105%           57%

Net Assets, End of Period (in thousands) ..................................   $2,587          $218


(1) January 12, 1998 (commencement of sale) through March 31, 1998.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions,  if any.  Total  returns for  periods  less than one year are not annualized.

(3) Annualized.


26  American Century Investments                             1-800-345-3533


INFLATION-ADJUSTED TREASURY FUND

Advisor Class

For a Share Outstanding Throughout the Period Indicated

PER-SHARE DATA

                                                                      1999(1)
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period ..............................     $9.64
                                                                    ------------
Income From Investment Operations
  Net Investment Income ...........................................      0.34

  Net Realized and Unrealized Loss
  on Investment Transactions ......................................    (0.16)
                                                                    ------------
  Total From Investment Operations ................................      0.18
                                                                    ------------
Distributions
  From Net Investment Income ......................................    (0.34)
                                                                    ------------
Net Asset Value, End of Period ....................................     $9.48
                                                                    ============
  Total Return(2) .................................................     1.94%

RATIOS/SUPPLEMENTAL DATA
                                                                      1999(1)
--------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets .................  0.74%(3)

Ratio of Net Investment Income to Average Net Assets ..............  4.56%(3)

Portfolio Turnover Rate ...........................................      127%

Net Assets, End of Period (in thousands) ..........................       $10


(1) June 15, 1998 (commencement of sale) through March 31, 1999.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.


www.americancentury.com                   American Century Investments  27


SHORT-TERM GOVERNMENT FUND

Advisor Class

For a Share Outstanding Throughout the Years Ended March 31

PER-SHARE DATA

                                                                  1999(1)
---------------------------------------------------------------------------
Net Asset Value, Beginning of Period ..........................     $9.49
                                                                -----------
Income From Investment Operations
  Net Investment Income .......................................      0.33

  Net Realized and Unrealized Loss
  on Investment Transactions ..................................    (0.02)
                                                                -----------
  Total From Investment Operations ............................      0.31
                                                                -----------
Distributions
  From Net Investment Income ..................................    (0.33)
                                                                -----------
Net Asset Value, End of Period ................................     $9.47
                                                                ===========
  Total Return(2) .............................................     3.37%

RATIOS/SUPPLEMENTAL DATA
                                                                  1999(1)
---------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets .............  0.84%(3)

Ratio of Net Investment Income to Average Net Assets ..........  4.77%(3)

Portfolio Turnover Rate .......................................      196%

Net Assets, End of Period (in thousands) ......................       $94


(1) July 8, 1998 (commencement of sale) through March 31, 1999.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.


28  American Century Investments                             1-800-345-2021


PERFORMANCE INFORMATION OF OTHER CLASS

The following financial information is provided to show the performance of the funds' original class of shares. This class, the Investor Class, has a total expense ratio that is 0.25% lower than the Advisor Class. If the Advisor Class existed during the periods presented, its performance would have been lower because of the additional expense.

The tables itemize what contributed to the changes in share price during the period. They also show the changes in share price for this period in comparison to changes over the last five fiscal years (or less, if the share class is not five years old).

On a per-share basis, each table includes as appropriate

* share price at the beginning of the period

* investment income and capital gains or losses

* distributions of income and capital gains paid to shareholders

* share price at the end of the period

Each table also includes some key statistics for the period as appropriate

* TOTAL RETURN -- the overall percentage of return of the fund, assuming the reinvestment of all distributions

* EXPENSE RATIO -- operating expenses as a percentage of average net assets

* NET INCOME RATIO -- net investment income as a percentage of average net assets

* PORTFOLIO TURNOVER -- the percentage of the fund's buying and selling activity

The Financial Highlights for the fiscal years ended March 31, 1998 and 1999, have been audited by PricewaterhouseCoopers LLP, independent accountants. Their report is included in the funds' annual reports, which are incorporated by reference into the Statement of Additional Information, and are available upon request. Prior years' information was audited by other independent auditors, whose report also is incorporated by reference into the Statement of Additional Information.


www.americancentury.com                   American Century Investments  29


GOVERNMENT AGENCY MONEY MARKET FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31

PER-SHARE DATA

                                               1999           1998           1997           1996         1995
---------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year ......      $1.00          $1.00          $1.00          $1.00        $1.00
                                              -------        -------        -------        -------      -------
Income From Investment Operations
     Net Investment Income ..............       0.05           0.05           0.05           0.05         0.04
                                              -------        -------        -------        -------      -------
Distributions
     From Net Investment Income .........     (0.05)         (0.05)         (0.05)         (0.05)       (0.04)
                                              -------        -------        -------        -------      -------
Net Asset Value, End of Year ............      $1.00          $1.00          $1.00          $1.00        $1.00
                                              =======        =======        =======        =======      =======
     Total Return(1) ....................      4.91%          5.14%          4.89%          5.35%        4.47%

RATIOS/SUPPLEMENTAL DATA

                                               1999           1998           1997           1996         1995
----------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to
Average Net Assets(2) ...................      0.48%          0.51%          0.57%          0.51%        0.50%

Ratio of Net Investment Income to
Average Net Assets ......................      4.79%          5.02%          4.76%          5.20%        4.35%

Net Assets, End of Year (in thousands) ..   $527,842       $487,791       $470,759       $503,328     $461,803


(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any.

(2) The ratios for years ended March 31, 1997 and March 31, 1996, include expenses paid through expense offset arrangements.


30  American Century Investments                             1-800-345-2021


SHORT-TERM TREASURY FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31

PER-SHARE DATA

                                                  1999           1998            1997           1996          1995
--------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year ........      $9.80          $9.68           $9.84          $9.73         $9.86
                                                -------        -------         -------        -------       --------

Income From Investment Operations
    Net Investment Income .................       0.49           0.53            0.52           0.53         0.50

    Net Realized and Unrealized Gain
    (Loss) on Investment Transactions .....       0.05           0.12          (0.07)           0.11        (0.13)
                                                -------        -------         -------        -------       --------
    Total From Investment Operations ......       0.54           0.65            0.45           0.64         0.37
                                                -------        -------         -------        -------       --------
Distributions
    From Net Investment Income ............     (0.49)         (0.53)          (0.52)         (0.53)        (0.50)

    From Net Realized Gains
    on Investment Transactions ............         --             --          (0.09)            --           --
                                                -------        -------         -------        -------       --------
    Total Distributions ...................     (0.49)         (0.53)          (0.61)         (0.53)        (0.50)
                                                -------        -------         -------        -------       --------
Net Asset Value, End of Year ..............      $9.85          $9.80           $9.68          $9.84         $9.73
                                                =======        =======         =======        =======       ========
    Total Return(1) .......................      5.60%          6.89%           4.62%          6.71%         3.85%

RATIOS/SUPPLEMENTAL DATA

                                                  1999           1998            1997           1996          1995
--------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets .....................      0.51%          0.55%           0.61%          0.67%         0.67%

Ratio of Net Investment Income
to Average Net Assets .....................      4.92%          5.45%           5.26%          5.39%         5.22%

Portfolio Turnover Rate ...................       138%           140%            234%           224%          141%

Net Assets, End of Year
(in thousands) ............................    $61,783        $40,874         $35,854        $35,648       $56,090


(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any.


www.americancentury.com                   American Century Investments  31


INTERMEDIATE-TERM TREASURY FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31

PER-SHARE DATA

                                                   1999            1998            1997           1996          1995
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year ........      $10.56          $10.06          $10.24        $  9.99        $10.18
                                                --------        --------        --------       --------      --------
Income From Investment Operations
   Net Investment Income ..................        0.54            0.59            0.58           0.58           0.53

   Net Realized and Unrealized Gain (Loss)
   on Investment Transactions .............        0.10            0.50          (0.18)           0.25          (0.19)
                                                --------        --------        --------       --------      --------
   Total From Investment Operations .......        0.64            1.09            0.40           0.83           0.34
                                                --------        --------        --------       --------      --------
Distributions
   From Net Investment Income .............      (0.54)          (0.59)          (0.58)         (0.58)          (0.53)

   From Net Realized Gains
   on Investment Transactions .............      (0.21)            --              --             --             --
                                                --------        --------        --------       --------      --------
   Total Distributions ....................      (0.75)          (0.59)          (0.58)         (0.58)          (0.53)
                                                --------        --------        --------       --------      --------
Net Asset Value, End of Year ..............      $10.45          $10.56          $10.06         $10.24       $   9.99
                                                ========        ========        ========       ========      ========
   Total Return(1) ........................       6.09%          11.04%           4.05%          8.42%           3.54%

RATIOS/SUPPLEMENTAL DATA

                                                   1999            1998            1997           1996           1995
---------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets .....................       0.51%           0.51%           0.51%          0.53%           0.53%

Ratio of Net Investment Income
to Average Net Assets .....................       5.01%           5.63%           5.72%          5.65%           5.35%

Portfolio Turnover Rate ...................        221%         194%(2)            110%           168%             92%

Net Assets, End of Year
(in thousands) ............................    $435,494        $374,861        $328,784       $311,020        $305,353


(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any.

(2) Purchases, sales and market value amounts for Intermediate-Term Government prior to the merger were excluded from the portfolio turnover calculation.


32  American Century Investments                             1-800-345-2021


LONG-TERM TREASURY FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31

PER-SHARE DATA

                                                 1999           1998           1997          1996           1995
------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year .........   $10.58        $  9.32          $9.67         $9.05          $9.38
                                              --------       --------        -------       -------        -------
Income From Investment Operations
    Net Investment Income ..................     0.58           0.61           0.60          0.60           0.60

    Net Realized and Unrealized Gain (Loss)
    on Investment Transactions .............     0.11           1.26         (0.35)          0.62         (0.33)
                                              --------       --------        -------       -------        -------
    Total From Investment Operations .......     0.69           1.87           0.25          1.22           0.27
                                              --------       --------        -------       -------        -------
Distributions
    From Net Investment Income .............   (0.58)         (0.61)         (0.60)        (0.60)         (0.60)

    From Net Realized Gains
    on Investment Transactions .............   (0.52)           --             --            --             --

    In Excess of Net Realized Gains ........   (0.05)           --             --            --             --
                                              --------       --------        -------       -------        -------
    Total Distributions ....................   (1.15)         (0.61)         (0.60)        (0.60)         (0.60)
                                              --------       --------        -------       -------        -------
Net Asset Value, End of Year ...............   $10.12         $10.58          $9.32         $9.67          $9.05
                                              ========       ========        =======       =======        =======
    Total Return(1) ........................    6.33%         20.48%          2.65%        13.46%          3.25%

RATIOS/SUPPLEMENTAL DATA

                                                 1999           1998           1997          1996           1995
------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets ......................    0.51%          0.54%          0.60%         0.67%          0.67%

Ratio of Net Investment Income
to Average Net Assets ......................    5.37%          6.00%          6.28%         5.93%          6.84%

Portfolio Turnover Rate ....................     105%            57%            40%          112%           147%

Net Assets, End of Year
(in thousands) ............................. $137,552       $103,381       $126,570      $110,741        $34,906


(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any.


www.americancentury.com                   American Century Investments  33


SHORT-TERM GOVERNMENT FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31

PER-SHARE DATA

                                              1999      1998(1)          1997          1996          1995        1994
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .....   $9.46        $9.49         $9.47         $9.51         $9.27       $9.67
                                            -------     -------        -------       -------       -------    -------
Income From Investment Operations
    Net Investment Income ................    0.49         0.21          0.52          0.51          0.52        0.40

    Net Realized and Unrealized Gain
    (Loss) on Investment Transactions ....    0.01       (0.03)          0.02        (0.04)          0.24       (0.40)
                                            -------     -------        -------       -------       -------    -------
    Total From Investment Operations .....    0.50         0.18          0.54          0.47          0.76          --
                                            -------     -------        -------       -------       -------    -------
Distributions
    From Net Investment Income ...........  (0.49)       (0.21)        (0.52)        (0.51)        (0.52)       (0.40)
                                            -------     -------        -------       -------       -------    -------
Net Asset Value, End of Period ...........   $9.47        $9.46         $9.49         $9.47         $9.51       $9.27
                                            =======     =======        =======       =======       =======    =======
    Total Return(2) ......................   5.39%        1.95%         5.86%         5.09%         8.42%        0.07%

RATIOS/SUPPLEMENTAL DATA

                                              1999      1998(1)          1997          1996          1995        1994
----------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets ....................   0.59%     0.59%(3)         0.68%         0.70%         0.70%        0.81%

Ratio of Net Investment Income to
Average Net Assets .......................   5.15%     5.43%(3)         5.53%         5.39%         5.53%        4.17%

Portfolio Turnover Rate ..................    196%          54%       293%(4)          246%          128%         470%

Net Assets, End of Period
(in thousands) ...........................$832,344     $808,464      $519,332      $349,772      $391,331     $396,753

(1) The fund's fiscal year end was changed from October 31 to March 31 resulting in a five month reporting period. For years ended prior to 1998, the fund's fiscal year end was October 31.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions,  if any.  Total  returns for  periods  less than one year are not annualized.

(3) Annualized.

(4)  Purchases,  sales and the market value of securities  for  Adjustable  Rate
Government Securities prior to the merger were excluded from the portfolio turnover calculation.


34  American Century Investments                             1-800-345-2021


GNMA FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31

PER-SHARE DATA

                                                 1999            1998           1997          1996            1995
-------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year .........   $10.67          $10.33         $10.45        $10.18           $10.35
                                              --------        --------       --------      --------        --------
Income From Investment Operations
   Net Investment Income ...................     0.64            0.69           0.71          0.74            0.72

   Net Realized and Unrealized Gain
   (Loss) on Investment Transactions .......   (0.05)            0.34         (0.12)          0.27            (0.18)
                                              --------        --------       --------      --------        --------
   Total From Investment Operations ........     0.59            1.03           0.59          1.01            0.54
                                              --------        --------       --------      --------        --------
Distributions
   From Net Investment Income ..............   (0.64)          (0.69)         (0.71)        (0.74)            (0.71)
                                              --------        --------       --------      --------        --------
Net Asset Value, End of Year ...............   $10.62          $10.67         $10.33        $10.45           $10.18
                                              ========        ========       ========      ========        ========
   Total Return(1) .........................    5.66%          10.21%          5.84%        10.08%            5.53%

RATIOS/SUPPLEMENTAL DATA

                                                 1999            1998           1997          1996            1995
-------------------------------------------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets(2) ...................    0.59%           0.58%          0.55%         0.58%            0.58%

Ratio of Net Investment Income
to Average Net Assets ......................    5.98%           6.49%          6.84%         6.98%            7.08%

Portfolio Turnover Rate ....................     119%            133%           105%           64%            120%

Net Assets, End of Year
(in thousands) ............................$1,415,607      $1,285,641     $1,119,165    $1,120,019       $979,670


(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions, if any.

(2) The ratios for years ended March 31, 1997 and March 31, 1996, include expenses paid through expense offset arrangements.


www.americancentury.com                   American Century Investments  35


INFLATION-ADJUSTED TREASURY FUND

Investor Class

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)

PER-SHARE DATA

                                                              1999             1998         1997(1)
----------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period .....................   $9.63            $9.74          $10.00
                                                            -------          -------        --------
Income From Investment Operations
    Net Investment Income ................................    0.47             0.44            0.06

    Net Realized and Unrealized Loss
    on Investment Transactions ...........................  (0.15)           (0.11)          (0.26)
                                                            -------          -------        --------
    Total From Investment Operations .....................    0.32             0.33          (0.20)
                                                            -------          -------        --------
Distributions
    From Net Investment Income ...........................  (0.47)           (0.44)          (0.06)
                                                            -------          -------        --------
Net Asset Value, End of Period ...........................   $9.48            $9.63         $  9.74
                                                            =======          =======        ========
    Total Return(2) ......................................   3.37%            3.45%         (1.98)%

RATIOS/SUPPLEMENTAL DATA

                                                              1999             1998         1997(1)
-----------------------------------------------------------------------------------------------------
Ratio of Operating Expenses to Average Net Assets ........   0.49%            0.50%        0.50%(3)

Ratio of Net Investment Income to Average Net Assets .....   4.84%            4.45%        5.03%(3)

Portfolio Turnover Rate ..................................    127%              69%             --

Net Assets, End of Period (in thousands) .................  $8,980           $5,279          $2,277


(1) February 10, 1997 (inception) through March 31, 1997.

(2)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
distributions,  if any.  Total  returns for  periods  less than one year are not annualized.

(3) Annualized.


36   American Century Investments                             1-800-345-2021


NOTES


www.americancentury.com                   American Century Investments  37


[back cover]

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

These reports contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period.

Statement of Additional Information

The SAI contains a more detailed, legal description of the funds' operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.



You may obtain a free copy of the SAI or annual and semiannual reports, and ask any questions about the funds or your accounts, by contacting American Century at the address or telephone numbers listed below.


You also can get information about the funds (including the SAI) from the Securities and Exchange Commission (SEC).

* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location
                           and hours.

* On the Internet          www.sec.gov

* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying
                           the documents.)

Investment Company Act File No. 811-4363

                        [american century logo (reg. sm)]
                                    American
                                    Century


                          AMERICAN CENTURY INVESTMENTS
                                P.O. Box 419385
                        Kansas City, Missouri 64141-6385

                         1-800-345-3533 or 816-531-5575


9908
SH-PRS-16704

 [front cover]
                               AMERICAN CENTURY

                               Statement of  Additional Information


                                                      Capital Preservation Fund

                                            Government Agency Money Market Fund

                                                       Short-Term Treasury Fund

                                                Intermediate-Term Treasury Fund

                                                        Long-Term Treasury Fund

                                               Inflation-Adjusted Treasury Fund

                                                     Short-Term Government Fund


                                                                      GNMA Fund

                                               [american century logo (reg. sm)]
                                                                        American
                                                                         Century


[left margin]


                                                                 AUGUST 1, 1999


                                                               American Century
                                                               Investment Trust


   THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS'
     PROSPECTUS, DATED AUGUST 1, 1999, BUT IS NOT A PROSPECTUS. THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENTP
 ROSPECTUS. IF YOU WOULD LIKE A COPY OF THE PROSPECTUS, PLEASE CONTACT US AT THE
                        ADDRESS OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR
                                            VISIT AMERICAN CENTURY'S WEB SITE AT
                                                        WWW.AMERICANCENTURY.COM.

      THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE
  DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL
                                OR SEMIANNUAL REPORTS BY CALLING 1-800-345-2021.

                     Distributed by Funds Distributor, Inc.


                      STATEMENT OF ADDITIONAL INFORMATION


                                August 1, 1999


TABLE OF CONTENTS


The Funds' History ........................................................    2
Fund Investment Guidelines ................................................    2
The Money Market Funds ....................................................    2
The U.S. Treasury Funds ...................................................    3
The Government Agency Funds ...............................................    4
Detailed Information About the Funds ......................................    5
Investment Strategies and Risks ...........................................    5
Investment Policies .......................................................   13
Temporary Defensive Measures ..............................................   15
Portfolio Turnover ........................................................   15
Management ................................................................   16
The Board of Trustees .....................................................   16
Officers ..................................................................   18
The Funds' Principal Shareholders .........................................   20
Service Providers .........................................................   20
Investment Advisor ........................................................   20
Transfer Agent and Administrator ..........................................   23
Distributor ...............................................................   23
Other Service Providers ...................................................   24
Brokerage Allocation ......................................................   24
Information About Fund Shares .............................................   24
Multiple Class Structure ..................................................   25
Buying and Selling Fund Shares ............................................   26
Valuation of a Fund's Securities ..........................................   27
Taxes .....................................................................   28
Federal Income Tax ........................................................   28
State and Local Taxes .....................................................   28
How Fund Performance
Information Is Calculated .................................................   29
Financial Statements ......................................................   31



Statement of Additional Information                                         1


THE FUND'S HISTORY


    American Century Government Income Trust is a registered open-end management investment company that was organized as a Massachusetts business trust on July 24, 1985. From then until January 1997, it was known as Benham Government Income Trust. Throughout this Statement of Additional Information we refer to American Century Government Income Trust as the Trust.

    Each fund described in this Statement of Additional Information is a separate series of the Trust and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, and tax identification and stock registration numbers.

FUND INVESTMENT GUIDELINES

    This section explains the extent to which the funds' advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, "Investment Strategies and Risks," which begins on page 5. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussion contained in the Prospectus.


    Each fund is a diversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer.


    The money market funds operate pursuant to Rule 2a-7 under the Investment Company Act. That rule permits the valuation of portfolio securities on the basis of amortized cost. To rely on the rule, each fund must be diversified with regard to 100% of its assets other than U.S. government securities. This operating policy is more restrictive than the Investment Company Act, which requires a diversified investment company to be diversified with regard to only 75% of its assets.


    To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.


    Each fund (except Short-Term Government and the GNMA Fund) seeks income exempt from state taxes by investing in U.S. government securities whose interest payments are state tax-exempt. As a result, these funds' dividend distributions are expected to be exempt from state income tax. See page 28 for more information on tax treatment of the funds' distributions.


THE MONEY MARKET FUNDS

    Each of the money market funds seeks to maintain a $1.00 share price, although there is no guarantee they will be able to do so. Shares of the money market funds are neither insured nor guaranteed by the U.S. government.

                         INVESTOR CLASS             ADVISOR CLASS
---------------------------------------------------------------------------
                      Ticker     Inception       Ticker        Inception
Fund                  Symbol     Date            Symbol        Date
---------------------------------------------------------------------------
Capital
Preservation          CPFXX       10/13/1972      N/A          N/A

Government Agency
Money Market          BGAXX       12/05/1989      N/A          04/12/1999


Short-Term
Treasury              BSTAX       09/08/1992      BSTTX        10/06/1997

Intermediate-Term
Treasury              CPTNX       05/16/1980      ABTAX        10/09/1997


Long-Term
Treasury              BLAGX       09/08/1992      AMLAX        01/12/1998

Inflation-Adjusted
Treasury              N/A         02/10/1997      N/A          06/15/1998

Short-Term
Government            TWUSX       12/15/1982      N/A          07/08/1998


GNMA Fund             BGNMX       09/23/1985      BGNAX        10/09/1997
---------------------------------------------------------------------------



2                                                  AMERICAN CENTURY INVESTMENTS


CAPITAL PRESERVATION


    Capital Preservation seeks maximum safety and liquidity. Its secondary objective is to seek to pay its shareholders the highest rate of return on their investment in Capital Preservation consistent with safety and liquidity. Capital Preservation pursues its investment objectives by investing exclusively in short-term U.S. Treasury securities guaranteed by the direct full faith and credit pledge of the U.S. government. Capital Preservation's dollar-weighted average portfolio maturity will not exceed 90 days.


    While the risks associated with investing in short-term U.S. Treasury securities are very low, an investment in Capital Preservation is not risk-free.


GOVERNMENT AGENCY MONEY MARKET

    Government Agency Money Market seeks to provide the highest rate of current return on its investments, consistent with safety of principal and maintenance of liquidity, by investing exclusively in short-term obligations of the U.S. government and its agencies and instrumentalities, the income from which is exempt from state taxes. Under normal conditions, at least 65% of the fund's total assets are invested in securities issued by agencies and instrumentalities of the U.S. government. Assets not invested in these securities are invested in U.S. Treasury securities. For temporary defensive purposes, the fund may invest up to 100% of its assets in U.S. Treasury securities. The fund's weighted average portfolio maturity will not exceed 90 days.


    The U.S. government provides varying levels of financial support to its agencies and instrumentalities.

THE U.S. TREASURY FUNDS

SHORT-TERM TREASURY, INTERMEDIATE-TERM TREASURY,  LONG-TERM TREASURY


    Short-Term Treasury, Intermediate-Term Treasury and Long-Term Treasury are quite similar to one another but can be differentiated by their dollar-weighted average maturities. Among these funds, the longer a fund's dollar-weighted average maturity, the more its share price will fluctuate when interest rates change.

    This pattern is due, in part, to the time value of money. A bond's worth is determined, in part, by the present value of its future cash flows. Consequently, changing interest rates have a greater effect on the present value of a long-term bond than a short-term bond. Because of this interplay between market interest rates and share price, investors are encouraged to evaluate fund performance on the basis of total return.

    The investment objectives of the funds are as follows: Short-Term Treasury seeks to earn and distribute the highest level of current income exempt from state income taxes as is consistent with preservation of capital. Intermediate-Term Treasury seeks to earn and distribute the highest level of current income exempt from state taxes as is consistent with the conservation of assets and the safety provided by U.S. Treasury bills, notes and bonds. Long-Term Treasury seeks to provide a consistent and high level of current income exempt from state taxes.

    Short-Term, Intermediate-Term and Long-Term Treasury pursue their investment objectives by investing primarily in securities issued or guaranteed by the U.S. Treasury. As a result, each fund may invest in U.S. Treasury bills, bonds, notes and zero-coupon securities, all of which also are backed by the direct full faith and credit pledge of the U.S. government. In addition, the funds may invest up to 35% of their total assets in securities issued by agencies and instrumentalities of the U.S. government.

    Within this framework, the funds differ in the remaining maturities of their portfolio securities and the dollar-weighted average maturities of their overall portfolio. Under normal conditions, the funds' maturity characteristics are as follows: Short-Term Treasury invests primarily in securities with remaining maturities of three years or less, and maintains a weighted average portfolio maturity ranging from 13 months to three years. Intermediate-Term Treasury's weighted average portfolio maturity ranges from three to 10 years. Long-Term Treasury invests primarily in securities with maturities of 10 or more years and maintains a weighted average portfolio maturity ranging from 10 to 30 years.


    Each of the funds is designed to allow investors to seek competitive yields within their tolerance for share price fluctuations. Thus, Short-Term Treasury may be appropriate for investors who are seeking higher current yields than those available from money market funds and who can tolerate some share price


STATEMENT OF ADDITIONAL INFORMATION                                          3



volatility. Similarly, the current yield for Intermediate-Term Treasury will likely be higher than that of Short-Term Treasury, but the share price volatility will be greater. By maintaining an average portfolio maturity of 20 to 30 years, Long-Term Treasury offers investors the potential to earn higher current yields than those typically available from Short-Term Treasury and Intermediate-Term Treasury. Long-Term Treasury also may offer greater potential for capital appreciation. However, maintaining a relatively long average maturity also means that Long-Term Treasury's share price generally will be the most volatile of the three funds.


INFLATION-ADJUSTED TREASURY


    Inflation-Adjusted Treasury pursues its investment objective by investing, under normal market conditions, at least 65% of its total assets in inflation-indexed Treasury securities that are backed by the full faith and credit of the U.S. government and indexed or otherwise structured by the U.S. Treasury to provide protection against inflation. Inflation-indexed Treasury securities may be issued by the U.S. Treasury in the form of notes or bonds. Up to 35% of the fund's total assets may be invested in inflation-indexed securities issued by U.S. government agencies and government-sponsored organizations. Inflation-Adjusted Treasury also may invest in U.S. Treasury securities that are not indexed to inflation for liquidity and total return, or if at any time the fund managers believe there is an inadequate supply of appropriate inflation-indexed securities in which to invest or when such investments are required as a temporary defensive measure. Inflation-Adjusted Treasury's portfolio may consist of any combination of these securities consistent with investment strategies employed by the advisor. While Inflation-Adjusted Treasury seeks to provide a measure of inflation protection to its investors, there is no assurance that the fund will provide less risk than a fund investing in conventional fixed-principal securities.

    There are no maturity or duration restrictions for the securities in which Inflation-Adjusted Treasury may invest. The U.S. Treasury has issued inflation-indexed Treasury securities with five-year, 10-year and 30-year maturities.


    Inflation-Adjusted Treasury may be appropriate for investors who are seeking to protect all or a part of their investment portfolio from the effects of inflation.

    Traditional U.S. Treasury fixed-principal notes and bonds pay a stated return or rate of interest in dollars and are redeemed at their par amount. Inflation during the period that the securities are outstanding will diminish the future purchasing power of these dollars. Inflation-Adjusted Treasury is designed to serve as a vehicle to protect against this diminishing effect.


    Inflation-Adjusted Treasury is designed to provide total return consistent with an investment in inflation-indexed Treasury securities. Inflation-Adjusted Treasury's yield will reflect both the inflation-adjusted interest income and the inflation adjustment to principal, which are features of inflation-indexed Treasury securities. The current income generated by Inflation-Adjusted Treasury will vary with month-to-month changes in the CPI index and may be substantially more or substantially less than traditional fixed-principal securities.

    Inflation-indexed securities in which the fund may invest are relatively new securities. There are special investment risks, particularly share price volatility and potential adverse tax consequences, associated with investment in inflation-indexed securities. These risks are described in the section titled "Investment Strategies and Risks." You should read that section carefully to make sure you understand the nature of Inflation-Adjusted Treasury before you invest in it.


THE GOVERNMENT AGENCY FUNDS

SHORT-TERM GOVERNMENT


    Short-Term Government seeks to provide investors with a high level of current income consistent with stability of principal. Short-Term Government pursues this objective by investing primarily in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. Under normal conditions, the fund managers invest at least 65% of Short-Term Government's total assets in securities of the U.S. government and its agencies and maintain a weighted average duration of three years or less.



4                                                  AMERICAN CENTURY INVESTMENTS


GNMA FUND

    The GNMA Fund seeks to provide a high level of current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-backed Ginnie Mae certificates.


    Ginnie Mae certificates represent interests in pools of mortgage loans and in the cash flows from those loans. These certificates are guaranteed by the Government National Mortgage Association and backed by the full faith and credit of the U.S. government as to the timely payment of interest and repayment of principal, which means that the GNMA Fund receives its share of interest and principal payments owed on the underlying pool of mortgage loans, regardless of whether borrowers make their scheduled mortgage payments.


    Assets not invested in Ginnie Mae certificates, directly or indirectly, are invested in other U.S. government securities or repurchase agreements collateralized by U.S. government securities. For temporary defensive purposes, the GNMA Fund may invest 100% of its assets in these securities.


    A unique feature of mortgage-backed securities, such as Ginnie Mae certificates, is that their principal is scheduled to be paid back gradually for the duration of the loan rather than in one lump sum at maturity. Investors (such as the GNMA Fund) receive scheduled monthly payments of principal and interest, but they also may receive unscheduled prepayments of principal on the underlying mortgages. See "Mortgage-Backed Securities" on page 6 for a discussion of prepayment risk.


DETAILED INFORMATION ABOUT THE FUNDS

INVESTMENT STRATEGIES AND RISKS

    This section describes each of the investment vehicles and strategies that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each technique contributes to a fund's overall risk profile.

U.S. GOVERNMENT SECURITIES

    U.S. Treasury bills, notes, zero-coupon bonds and other bonds are direct obligations of the U.S. Treasury, which has never failed to pay interest and repay principal when due. Treasury bills have initial maturities of one year or less, Treasury notes from two to 10 years, and Treasury bonds more than 10 years. Although U.S. Treasury securities carry little principal risk if held to maturity, the prices of these securities (like all debt securities) change between issuance and maturity in response to fluctuating market interest rates.

    A number of U.S. government agencies and government-sponsored organizations issue debt securities. These agencies generally are created by Congress to fulfill a specific need, such as providing credit to home buyers or farmers. Among these agencies are the Federal Home Loan Banks, the Federal Farm Credit
Banks, the Student Loan Marketing Association and the Resolution Funding Corporation.

    Some agency securities are backed by the full faith and credit of the U.S. government, and some are guaranteed only by the issuing agency. Agency securities typically offer somewhat higher yields than U.S. Treasury securities with similar maturities. However, these securities may involve greater risk of default than securities backed by the U.S. Treasury.

    Interest rates on agency securities may be fixed for the term of the investment (fixed-rate agency securities) or tied to prevailing interest rates (floating-rate agency securities). Interest rate resets on floating-rate agency securities generally occur at intervals of one year or less, based on changes in a predetermined interest rate index.


    Floating-rate agency securities frequently have caps limiting the extent to which coupon rates can be raised. The price of a floating-rate agency security may decline if its capped coupon rate is lower than prevailing market interest rates. Fixed- and floating-rate agency securities may be issued with a call date (which permits redemption before the maturity date). The exercise of a call may reduce an obligation's yield to maturity. Capital Preservation may not invest in floating-rate agency securities.


INTEREST RATE RESETS ON FLOATING-RATE U.S. GOVERNMENT AGENCY SECURITIES (ALL FUNDS EXCEPT CAPITAL PRESERVATION)


    Interest rate resets on floating-rate U.S. government agency securities generally occur at intervals of one year or less in response to changes in a predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost-of-funds index. Commonly used



STATEMENT OF ADDITIONAL INFORMATION                                        5



indices include the three-month, six-month and one-year Treasury bill rate; the two-year Treasury note yield; the Eleventh District Federal Home Loan Bank Cost of Funds Index (EDCOFI); and the London Interbank Offered Rate (LIBOR). Fluctuations in the prices of floating-rate U.S. government agency securities are typically attributed to differences between the coupon rates on these securities and prevailing market interest rates between interest rate reset dates.

MASTER DEMAND NOTES (GOVERNMENT AGENCY MONEY MARKET ONLY)

    Government Agency Money Market may acquire variable-rate master demand notes issued by U.S. government agencies such as the Student Loan Marketing Association. Master demand notes allow the fund to lend money at varying rates of interest under direct agreements with borrowers. The fund may adjust the amount of money loaned under a master demand note daily or weekly up to the full amount specified in the agreement, and the borrower may prepay up to the full amount of the loan without penalty. Master demand notes may or may not be backed by bank letters of credit. Although, as direct agreements between lenders and borrowers, there is no secondary market for master demand notes, these instruments are redeemable (immediately repayable by the borrower) at par plus accrued interest at any time.


ZERO-COUPON SECURITIES (SHORT-TERM TREASURY, INTERMEDIATE-TERM TREASURY, LONG-TERM TREASURY AND INFLATION-ADJUSTED TREASURY)

    Zero-coupon U.S. Treasury securities are the unmatured interest coupons and underlying principal portions of U.S. Treasury notes and bonds. Originally, these securities were created by broker-dealers who bought Treasury notes and bonds and deposited these securities with a custodian bank. The broker-dealers then sold receipts representing ownership interests in the coupons or principal portions of the notes and bonds. Some examples of zero-coupon securities sold through custodial receipt programs are CATS (Certificates of Accrual on Treasury Securities), TIGRs (Treasury Investment Growth Receipts) and generic TRs (Treasury Receipts).

    The U.S. Treasury subsequently introduced a program called Separate Trading of Registered Interest and Principal of Securities (STRIPS). In this program, eligible securities may be presented to the U.S. Treasury and exchanged for their component parts, which are then traded in book-entry form. (Book-entry trading eliminated the bank credit risks associated with broker-dealer sponsored custodial receipt programs.) STRIPS are direct obligations of the U.S. government and have the same credit risks as other U.S. Treasury securities.

    Principal and interest on bonds issued by the Resolution Funding Corporation (REFCORP) have also been separated and issued as stripped securities. The U.S. government and its agencies may issue securities in zero-coupon form. These securities are referred to as original issue zero-coupon securities.

MORTGAGE-BACKED SECURITIES

BACKGROUND

    A mortgage-backed security represents an ownership interest in a pool of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

    Like fixed-income securities such as U.S. Treasury bonds, mortgage-backed securities pay a stated rate of interest during the life of the security. However, unlike a bond, which returns principal to the investor in one lump sum at maturity, mortgage-backed securities return principal to the investor in increments during the life of the security.

    Because the timing and speed of principal repayments vary, the cash flow on mortgage securities is irregular. If mortgage holders sell their homes, refinance their loans, prepay their mortgages or default on their loans, the principal is distributed pro rata to investors.

    As with other fixed-income securities, the prices of mortgage securities fluctuate in response to changing interest rates; when interest rates fall, the prices of mortgage securities rise, and vice versa. Changing interest rates have additional significance for mortgage-backed securities investors, however, because they influence prepayment rates (the rates at which mortgage holders prepay their mortgages), which in


6                                                AMERICAN CENTURY INVESTMENTS


turn affect the yields on mortgage-backed securities. When interest rates decline, prepayment rates generally increase. Mortgage holders take advantage of the opportunity to refinance their mortgages at lower rates with lower monthly payments. When interest rates rise, mortgage holders are less inclined to refinance their mortgages. The effect of prepayment activity on yield depends on whether the mortgage-backed security was purchased at a premium or at a discount.

    A fund may get back principal sooner than it expected because of accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal at rates lower than it would have earned if principal payments were made on schedule. Conversely, a mortgage-backed security may exceed its anticipated life if prepayment rates decelerate unexpectedly. Under these circumstances, a fund might miss an opportunity to earn interest at higher prevailing rates.

GINNIE MAE CERTIFICATES


    Ginnie Mae is a wholly owned corporate instrumentality of the United States within the Department of Housing and Urban Development. The National Housing Act of 1934 (Housing Act), as amended, authorizes Ginnie Mae to guarantee the timely payment of interest and repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing Administration under the Housing Act, or by Title V of the Housing Act of 1949 (FHA Loans), or guaranteed by the Veterans' Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible mortgage loans. The Housing Act provides that the full faith and credit of the U.S. government is pledged to the payment of all amounts that may be required to be paid under any guarantee. Ginnie Mae has unlimited authority to borrow from the U.S. Treasury in order to meet its obligations under this guarantee.

    Ginnie Mae certificates represent a pro rata interest in one or more pools of the following types of mortgage loans: (a) fixed-rate level payment mortgage loans; (b) fixed-rate graduated payment mortgage loans (GPMs); (c) fixed-rate growing equity mortgage loans (GEMs); (d) fixed-rate mortgage loans secured by manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential properties under construction (CLCs); (f) mortgage loans on completed multifamily projects (PLCs); (g) fixed-rate mortgage loans that use escrowed funds to reduce the borrower's monthly payments during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment adjustments based on periodic changes in interest rates or in other payment terms of the mortgage loans.


FANNIE MAE CERTIFICATES

    The Federal National Mortgage Association (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National Mortgage Association Charter Act. Fannie Mae was originally established in 1938 as a U.S. government agency designed to provide supplemental liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by legislation enacted in 1968. Fannie Mae acquires capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds available for housing. This money is used to buy home mortgage loans from local lenders, replenishing the supply of capital available for mortgage lending.


    Fannie Mae certificates represent a pro rata interest in one or more pools of FHA Loans, VA Loans, or, most commonly, conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following types: (a) fixed-rate level payment mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

    Fannie Mae certificates entitle the registered holder to receive amounts representing a pro rata interest in scheduled principal and interest payments (at the certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), any principal prepayments, and a proportionate interest in the full principal amount of any foreclosed or otherwise



STATEMENT OF ADDITIONAL INFORMATION                                        7


liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae certificate is guaranteed by Fannie Mae; this guarantee is not backed by the full faith and credit of the U.S.
government.

FREDDIE MAC CERTIFICATES

    The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality of the United States created pursuant to the Emergency Home Finance Act of 1970 (FHLMC Act), as amended. Freddie Mac was established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing first-lien conventional residential mortgage loans (and participation interests in such mortgage loans) and reselling these loans in the form of mortgage-backed securities, primarily Freddie Mac certificates.

    Freddie Mac certificates represent a pro rata interest in a group of mortgage loans (a Freddie Mac certificate group) purchased by Freddie Mac. The mortgage loans underlying Freddie Mac certificates consist of fixed- or adjustable-rate mortgage loans with original terms to maturity of between 10 and 30 years, substantially all of which are secured by first-liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet standards set forth in the FHLMC Act. A Freddie Mac certificate group may include whole loans, participation interests in whole loans, undivided interests in whole loans, and participations composing another Freddie Mac certificate group.

    Freddie Mac guarantees to each registered holder of a Freddie Mac certificate the timely payment of interest at the rate provided for by the certificate. Freddie Mac also guarantees ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but generally does not guarantee the timely repayment of principal. Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after demand has been made upon the mortgager for accelerated payment of principal. Obligations guaranteed by Freddie Mac are not backed by the full faith and credit of the U.S. government.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)


    A CMO is a multiclass bond backed by a pool of mortgage pass-through certificates or mortgage loans. CMOs may be collateralized by (a) Ginnie Mae, Fannie Mae or Freddie Mac pass-through certificates, (b) unsecured mortgage loans insured by the Federal Housing Administration or guaranteed by the Department of Veterans' Affairs, (c) unsecuritized conventional mortgages, or
(d) any combination thereof.

    In structuring a CMO, an issuer distributes cash flow from the underlying collateral over a series of classes called tranches. Each CMO is a set of two or more tranches, with average lives and cash flow patterns designed to meet specific investment objectives. The average life expectancies of the different tranches in a four-part deal, for example, might be two, five, seven and 20 years.


    As payments on the underlying mortgage loans are collected, the CMO issuer pays the coupon rate of interest to the bondholders in each tranche. At the outset, scheduled and unscheduled principal payments go to investors in the first tranches. Investors in later tranches do not begin receiving principal payments until the prior tranches are paid off. This basic type of CMO is known as a sequential pay or plain vanilla CMO.

    Some CMOs are structured so that the prepayment or market risks are transferred from one tranche to another. Prepayment stability is improved in some tranches if other tranches absorb more prepayment variability.

    The final tranche of a CMO often takes the form of a Z-bond, also known as an accrual bond or accretion bond. Holders of these securities receive no cash until the earlier tranches are paid in full. During the period that the other tranches are outstanding, periodic interest payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage


8                                                 AMERICAN CENTURY INVESTMENTS


loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment, however, the value of the Z-bond tends to be more volatile.

    As CMOs have evolved, some classes of CMO bonds have become more prevalent. The planned amortization class (PAC) and targeted amortization class (TAC), for example, were designed to reduce prepayment risk by establishing a sinking-fund structure. PAC and TAC bonds assure to varying degrees that investors will receive payments over a predetermined period under various prepayment scenarios. Although PAC and TAC bonds are similar, PAC bonds are better able to provide stable cash flows under various prepayment scenarios than TAC bonds because of the order in which these tranches are paid.


    The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the stability of the PAC or TAC tranche is achieved by creating at least one other tranche--known as a companion bond, support, or non-PAC bond--that absorbs the variability of principal cash flows. Because companion bonds have a high degree of average life variability, they generally pay a higher yield. A TAC bond can have some of the prepayment variability of a companion bond if there is also a PAC bond in the CMO issue.

    Floating-rate CMO tranches (floaters) pay a variable rate of interest that is usually tied to the LIBOR. Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive investments. Super floaters (which float a certain percentage above LIBOR) and inverse floaters (which float inversely to LIBOR) are variations on the floater structure that have highly variable cash flows.


STRIPPED MORTGAGE-BACKED SECURITIES (SHORT-TERM  GOVERNMENT ONLY)


    Stripped mortgage securities are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities, each with a specified percentage of the underlying security's principal or interest payments. Mortgage securities may be partially stripped so that each investor class receives some interest and some principal. When securities are completely stripped, however, all of the interest is distributed to holders of one type of security, known as an interest-only security, or IO, and all of the principal is distributed to holders of another type of security known as a principal-only security, or PO. Strips can be created in a pass-through structure or as tranches of a CMO.

    The market values of IOs and POs are very sensitive to interest rate and prepayment rate fluctuations. POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends on whether the mortgage collateral was purchased at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

ADJUSTABLE-RATE MORTGAGE LOANS (ARMS)

    ARMs eligible for inclusion in a mortgage pool generally will provide for a fixed initial mortgage interest rate for a specified period of time, generally for either the first three, six, 12, 24, 36, 60 or 84 scheduled monthly payments. Thereafter, the interest rates are subject to periodic adjustment based on changes in an index.


    ARMs have minimum and maximum rates beyond which the mortgage interest rate may not vary over the lifetime of the loan. Certain ARMs provide for additional limitations on the maximum amount by which the mortgage interest rate may adjust for any single adjustment period. Negatively amortizing ARMs may provide limitations on changes in the required monthly payment. Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary to amortize a negatively amortizing ARM by its maturity at the interest rate in effect during any particular month.


    There are two types of indices that provide the basis for ARM rate adjustments: those based on market rates and those based on a calculated measure, such as a cost-of-funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year, three-year and five-year constant maturity U.S. Treasury rates (as reported by the Federal Reserve Board); the three-month Treasury bill rate;



STATEMENT OF ADDITIONAL INFORMATION                                         9



the 180-day Treasury bill rate; rates on longer-term Treasury securities; the Eleventh District Federal Home Loan Bank Cost of Funds Index (EDCOFI); the National Median Cost of Funds Index; the one-month, three-month, six-month or one-year LIBOR; or six-month CD rates. Some indices, such as the one-year constant maturity Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

    The EDCOFI reflects the monthly weighted average cost of funds of savings and loan associations and savings banks whose home offices are located in Arizona, California and Nevada (the Federal Home Loan Bank Eleventh District) and who are member institutions of the Federal Home Loan Bank of San Francisco (the FHLB of San Francisco), as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds Index on the last working day of the month following the month in which the cost of funds was incurred.


    One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the Federal Reserve Bank of New York, based on daily closing bid yields on actively traded Treasury securities submitted by five leading broker-dealers. The median bid yields are used to construct a daily yield curve.

    The National Median Cost of Funds Index, similar to the EDCOFI, is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and represents the average monthly interest expenses on liabilities of member institutions. A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.


    LIBOR is the rate at which banks in London offer Eurodollars in trades between banks. LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

    The  fund  managers  may  invest  in  ARMs  whose  periodic   interest  rate
adjustments are based on new indices as these indices become available.



INFLATION-INDEXED TREASURY SECURITIES

    Inflation-indexed Treasury securities are Treasury securities with a final value and interest payment stream linked to the inflation rate. Inflation-indexed Treasury securities may be issued in either note or bond form. Inflation-indexed Treasury notes have maturities of at least one year, but not more than 10 years. Inflation-indexed Treasury bonds have maturities of more than 10 years.


    Inflation-indexed Treasury securities may be attractive to investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities were first sold in the U.S. market in January 1997. See "Development of Inflation-Indexed Securities Market" on page 11. Inflation-indexed Treasury securities are auctioned and issued on a quarterly basis.


STRUCTURE AND INFLATION INDEX


    The principal value of inflation-indexed Treasury securities will be adjusted to reflect changes in the level of inflation. The index for measuring the inflation rate for inflation-indexed Treasury securities is the non-seasonally adjusted U.S. City Average All Items Consumer Price Index for All Urban Consumers published monthly by the U.S. Department of Labor's Bureau of Labor Statistics.

    Semiannual coupon interest payments are made at a fixed percentage of the inflation-indexed principal value. The coupon rate for the semiannual interest rate of each issuance of inflation-indexed Treasury securities is determined at the time the securities are sold to the public (i.e., by competitive bids in the auction). The coupon rate will likely reflect real yields available in the Treasury market; real yields are the prevailing yields on similar maturity
Treasury securities less then-prevailing inflation expectations. While a reduction in inflation will cause a reduction in the interest payment made on the securities, the repayment of principal at the maturity of the security is guaranteed by the Treasury to be not less than the original face or par amount of the security at issuance.



10                                                 AMERICAN CENTURY INVESTMENTS


INDEXING METHODOLOGY

    The principal value of inflation-indexed Treasury securities will be indexed, or adjusted, to account for changes in the Consumer Price Index. Semiannual coupon interest payment amounts will be determined by multiplying the inflation-indexed principal amount by one-half the stated rate of interest on each interest payment date.

TAXATION


    Taxation applicable to inflation-indexed Treasury securities is similar to conventional bonds. Both interest payments and the difference between original principal and the inflation-adjusted principal will be treated as interest income subject to taxation. Interest payments are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year adjustment is made, not at maturity of the security when the cash from the repayment of principal is received. If an upward adjustment has been made (which typically should happen), investors in non-tax-deferred accounts will pay taxes on this amount currently. Decreases in the indexed principal can be deducted only from current or previous interest payments reported as income.

    Inflation-indexed Treasury securities therefore have a potential cash flow mismatch to an investor, because investors must pay taxes on the inflation-adjusted principal before the repayment of principal is received. It is possible that, particularly for high income tax bracket investors, inflation-indexed Treasury securities would not generate enough income in a given year to cover the tax liability it could create. This is similar to the current tax treatment for zero coupon bonds and other discount securities. If inflation-indexed Treasury securities are sold prior to maturity, capital losses or gains are realized in the same manner as traditional bonds.

    Inflation-Adjusted Treasury, however, distributes all income on a monthly basis. Investors in Inflation-Adjusted Treasury will receive dividends that represent both the interest payments and the principal adjustments of the inflation-indexed securities held in its portfolio. An investment in Inflation-Adjusted Treasury may therefore be a means to avoid the cash flow mismatch associated with a direct investment in inflation-indexed securities. For more information about taxes and their effect on you as an investor in the fund, see "Taxes," on page 28.


U.S GOVERNMENT AGENCIES

    A number of U.S. government agencies and government-sponsored organizations may issue inflation-indexed securities. Some U.S. government agencies have issued inflation-indexed securities whose design mirrors that of the inflation-indexed Treasury securities described on the previous page.

DEVELOPMENT OF INFLATION-INDEXED SECURITIES MARKET

    The Treasury securities market is the largest and most liquid securities market in the world. The marketability of inflation-indexed Treasury securities and inflation-indexed securities generally may be enhanced over time as additional inflation-indexed securities are issued and more investors participate in the market.

    Inflation-Adjusted Treasury will purchase inflation-indexed securities at auction or in the secondary market as the managers deem appropriate. The secondary market for inflation-indexed securities may not be as active as the secondary market for Treasury and U.S. government agency fixed-principal notes and bonds. In addition, inflation-indexed securities may not be as widely traded or as well understood as fixed-principal securities, nor is it known at this time exactly how the secondary market will develop.


    If the number of inflation-indexed securities market participants is limited, it may result in larger spreads between bid and asked prices for inflation-indexed securities than the bid-asked spreads for fixed-principal notes and bonds with similar terms to maturity. Such larger bid-ask spreads normally result in higher transaction costs and/or lower returns. If the market does not develop sufficient liquidity, large buyers or sellers of these securities may have a disproportionately negative impact on the value of the securities and, hence, Inflation-Adjusted Treasury's net asset value.


    The managers currently believe that the market for inflation-indexed securities will be sufficient to permit Inflation-Adjusted Treasury to pursue its investment objective. However, should the market for inflation-indexed securities prove less active than


STATEMENT OF ADDITIONAL INFORMATION                                       11


anticipated by the managers, the managers are authorized to treat such an environment as an abnormal market condition. During such a period, Inflation-Adjusted Treasury will not be fully pursuing its investment Objective.

SHARE PRICE VOLATILITY


    Inflation-indexed securities are designed to offer a return linked to inflation, thereby protecting future purchasing power of the money invested in them. However, inflation-indexed securities provide this protected return only if held to maturity. In addition, inflation-indexed securities may not trade at par value. Real interest rates (the market rate of interest less the anticipated rate of inflation) change over time, as a result of many factors, such as what investors are demanding as a true value for money. When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional bonds, because these securities were sold originally based upon a real interest rate that is no longer prevailing. Should market expectations for real interest rates rise, the price of inflation-indexed securities and the share price of Inflation-Adjusted Treasury will fall. Investors in the fund should be prepared to accept not only this share price volatility but also the possible adverse tax consequences it may cause.

    An investment in securities featuring inflation-adjusted principal and/or interest involves factors not associated with more traditional fixed-principal securities. Such factors include the possibility that the inflation index may be subject to significant changes, that changes in the index may or may not correlate to changes in interest rates generally or changes in other indices, or that the resulting interest may be greater or less than that payable on other securities of similar maturities. In the event of sustained deflation, it is possible that the amount of semiannual interest payments, the inflation-adjusted principal of the security and the value of the stripped components, will decrease. If any of these possibilities are realized, Inflation-Adjusted Treasury's net asset value could be negatively affected.


REPURCHASE AGREEMENTS


    Each fund, with the exception of Capital Preservation and Government Agency Money Market, may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

    A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to repurchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

    Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.

    Each of the funds, with the exception of Capital Preservation and Government Agency Money Market, may invest in repurchase agreements with respect to any security in which that fund is authorized to invest, even if the remaining maturity of the underlying security would make that security ineligible for purchase by such fund.


WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

    The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

    When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.


12                                                AMERICAN CENTURY INVESTMENTS



    In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

    As an operating policy, no fund will commit more than 50% of its total assets to when-issued or forward commitment agreements. If fluctuations in the value of securities held cause more than 50% of a fund's total assets to be committed under when-issued or forward commitment agreements, the fund managers need not sell such agreements, but they will be restricted from entering into further agreements on behalf of the fund until the percentage of assets committed to such agreements is below 50% of total assets.


ROLL TRANSACTIONS


    A fund may sell a security and at the same time make a commitment to purchase the same or a comparable security at a future date and specified price. Conversely, a fund may purchase a security and at the same time make a commitment to sell the same or a comparable security at a future date and specified price. These types of transactions are executed simultaneously in what are known as dollar-rolls, cash and carry, or financing transactions. For example, a broker-dealer may seek to purchase a particular security that a fund owns. The fund will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security. As an operating policy, the advisor limits forward commitment transactions (including roll transactions) to 35% of a fund's total assets and will not enter into when-issued or forward commitment transactions with settlement dates that exceed 120 days.


    When engaging in roll transactions, the fund will maintain until the settlement date a segregated account consisting of cash or appropriate liquid securities in an amount sufficient to meet the purchase price, as described above.

SHORT-TERM SECURITIES

    Under certain circumstances, the non-money market funds may invest in short-term municipal or U.S. government securities, including money market instruments (short-term securities). If a fund invests in U.S. government securities, a portion of dividends paid to shareholders will be taxable at the federal level, and may be taxable at the state level, as ordinary income. However, the advisor intends to minimize such investments and, when suitable short-term municipal securities are unavailable, may allow the funds to hold cash to avoid generating taxable dividends.

    Except as otherwise required for temporary defensive purposes, the advisor does not expect the non-money market funds to invest more than 35% of total assets in short-term securities.

OTHER INVESTMENT COMPANIES


    Pursuant to an exemptive  order from the Securities and Exchange  Commission
(SEC), each non-money market fund may invest in shares of the money market funds to facilitate cash management, provided that the investment is consistent with the funds' investment policies and restrictions.


    The non-money market funds may invest up to 5% of their total assets in shares of the money market funds.

INVESTMENT POLICIES


    Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

    For purposes of the funds' investment restrictions, the party identified as the "issuer" of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political



STATEMENT OF ADDITIONAL INFORMATION                                       13



subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an industrial development bond, if the bond were backed only by the assets and revenues of a non-governmental user, the non-governmental user would be deemed the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security, the guarantee would be considered a separate security and treated as an issue of the guaranteeing entity.


FUNDAMENTAL INVESTMENT POLICIES


    The funds' investment restrictions are set forth below. These investment restrictions are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.

    For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

Subject            Policy
--------------------------------------------------------------------------------
Senior             Securities A fund may not issue senior securities,  except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing          A fund may not borrow money, except for temporary or
                   emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the fund's total assets
                   (including the amount borrowed) less liabilities (other
                   than borrowings).
--------------------------------------------------------------------------------
Lending            A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets
                   would be lent to other parties, except (i) through the
                   purchase of debt securities in accordance with its
                   investment objective, policies and limitations or (ii) by
                   engaging in repurchase agreements with respect to
                   portfolio securities.
--------------------------------------------------------------------------------
Real Estate        A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.
                   This  policy  shall  not  prevent a fund  from  investing  in securities  or other  instruments  backed  by real  estate or securities  of  companies  that  deal in real  estate  or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration      A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities
                   issued or guaranteed by the U.S. government or any of its
                   agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting       A fund may not serve as an underwriter of securities issued by others, except to the extent that the fund may be
                   considered an underwriter within the meaning of the
                   Securities  Act of  1933  in the  disposition  of  restricted securities.
--------------------------------------------------------------------------------
Commodities        A fund may not purchase or sell physical  commodities  unless acquired  as a result of  ownership  of  securities  or other instruments; provided that this limitation shall not prohibit the fund from  purchasing  or  selling  options  and  futures
                   contracts   or  from   investing  in   securities   or  other
                   instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control            A fund may not invest for purposes of exercising control over management.



14                                                  AMERICAN CENTURY INVESTMENTS


NONFUNDAMENTAL INVESTMENT POLICIES


  In addition, the funds are subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of Trustees.


Subject            Policy
--------------------------------------------------------------------------------
Diversification    A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity          A fund may not purchase any security or enter into a
                   repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not
                   entitling the holder to payment of principal and interest
                   within seven days and in securities that are illiquid by
                   virtue of legal or contractual restrictions on resale or
                   the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales        A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to
                   constitute selling securities short.
--------------------------------------------------------------------------------
Margin             A fund may not purchase securities on margin, except to
                   obtain such short-term credits as are necessary for the
                   clearance of transactions, and provided that margin payments in connection with futures contracts and options on
                   futures contracts shall not constitute purchasing securities on margin.
--------------------------------------------------------------------------------


    The Investment Company Act imposes certain additional restrictions upon acquisition by the funds of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.

    The Investment Company Act also provides that the funds may not invest more than 25% of their assets in the securities of issuers engaged in a single industry. In determining industry groups for purposes of this restriction, the SEC ordinarily uses the Standard Industry Classification codes developed by the United States Office of Management and Budget. In the interest of ensuring adequate diversification, the funds monitor industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The funds believe that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these restrictive industry classifications may, however, cause the funds to forego investment possibilities that may otherwise be available to them under the Investment Company Act.


TEMPORARY DEFENSIVE MEASURES

    For temporary defensive purposes, a fund may invest in securities that may not fit its investment objective or its stated market. During a temporary defensive period, a fund may direct its assets to the following investment vehicles:


    * interest-bearing bank accounts or certificates of deposit


    * U.S. government securities and repurchase agreements collateralized by U.S. government securities

    * money market funds

PORTFOLIO TURNOVER


    Under normal conditions, the funds' annual portfolio turnover rates are not expected to exceed 100%. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, the managers carefully weigh the potential benefits of short-term investing against these considerations.


    The funds' portfolio turnover rates (except those of the money market funds) are listed in the Financial Highlights table in the Prospectus. Because of the short-term nature of the money market funds' invest-


STATEMENT OF ADDITIONAL INFORMATION                                        15



ments, portfolio turnover rates generally are not used to evaluate their trading activities.


MANAGEMENT

THE BOARD OF TRUSTEES

    The Board of Trustees oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Trustees does not manage the funds, it has hired the advisor to do so. Two-thirds of the trustees are independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

    The individuals listed in the following table whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment


Name (Age)                Position(s)     Principal Occupation(s)
Address                   Held            During Past Five Years
                          With Fund
--------------------------------------------------------------------------------
Albert A. Eisenstat (69)  Trustee         Independent Director, Commercial
1665 Charleston Road                      Metals Co. (1982 to present)
Mountain View, CA  94043                  Independent Director, Sungard Data
                                          Systems  (1991  to  present)   General
                                          Partner,  Discovery  Ventures (venture
                                          capital    firm,    1996   to    1998)
                                          Independent Director, Business Objects
                                          S/A (software &  programming,  1994 to
                                          present)
--------------------------------------------------------------------------------
Ronald J. Gilson (52)     Trustee         Charles J. Meyers Professor of Law
1665 Charleston Road                      and Business, Stanford Law School
Mountain View, CA  94043                  (1979 to present)
                                          Marc and Eva Stern Professor of Law
                                          and Business, Columbia University
                                          School of Law (1992 to present)
                                          Counsel, Marron, Reid & Sheehy (a San
                                          Francisco law firm, 1984 to present)
--------------------------------------------------------------------------------
William M. Lyons* (43)    Trustee         President, Chief Operating Officer and
4500 Main Street                          Assistant Secretary, ACC
Kansas City, MO 64111                     Executive Vice President, Chief
                                          Operating Officer and Secretary,
                                          ACSC and ACIS
--------------------------------------------------------------------------------
Myron S. Scholes (58)     Trustee         Limited Partner, Long-Term Capital
1665 Charleston Road                      Management (since February 1999)
Mountain View, CA 94043                   Principal, Long-Term Capital
                                          Management  (investment advisor,  1993
                                          To   January   1999)   Frank  E.  Buck
                                          Professor    of   Finance,    Stanford
                                          Graduate  School of Business  (1981 to
                                          present)  Director,  Dimensional  Fund
                                          Advisors (investment advisor,  1982 to
                                          present)   Director,   Smith   Breeden
                                          Family of Funds (1992 to present)
--------------------------------------------------------------------------------
Kenneth E. Scott (70)     Trustee         Ralph M. Parsons Professor of Law and
1665 Charleston Road                      Business, Stanford Law School
Mountain View, CA  94043                  (1972 to present)
                                          Director, RCM Capital Funds, Inc.
                                          (1994 to present)
--------------------------------------------------------------------------------
Isaac Stein (52)          Trustee         Director, Raychem Corporation
1665 Charleston Road                      (electrical equipment, since 1993)
Mountain View, CA  94043                  President, Waverley Associates, Inc.
                                          (private   investment  firm,  1983  to
                                          present)  Director,  ALZA  Corporation
                                          (pharmaceuticals,   1987  to  present)
                                          Trustee,  Stanford University (1994 to
                                          present)  Chairman,   Stanford  Health
                                          Services (1994 to present)
--------------------------------------------------------------------------------
James E. Stowers III* (40) Trustee,       Chief Executive Officer and
4500 Main Street           Chairman of    Director, ACC
Kansas City, MO 64111      the Board      President, Chief Executive Officer
                                          and Director, ACSC and ACIS
                                          Son of James E. Stowers, Jr. (founder)
--------------------------------------------------------------------------------
Jeanne D. Wohlers (54)     Trustee        Director, Indus International
1665 Charleston Road                      (software solutions, January 1999
Mountain View, CA  94043                  to present)
                                          Director and Partner, Windy Hill
                                          Productions, LP (educational software,
                                          1994  to   1998)   Director,   Quintus
                                          Corporation,   (automation  solutions,
                                          1995 to present)
--------------------------------------------------------------------------------



16                                              AMERICAN CENTURY INVESTMENTS



Company Act) by virtue of, among other considerations, their affiliation with either the funds; the advisor, American Century Investment Management, Inc.; the funds' agent for transfer and administrative services, American Century Services Corporation (ACSC); the parent corporation, American Century Companies, Inc.
(ACC) or ACC's subsidiaries; the funds' distribution agent and co-administrator, Funds Distributor, Inc. (FDI); or other funds advised by the advisor. Each trustee listed below serves as a trustee or director of seven registered investment companies in the American Century family of funds, which are also advised by the advisor.


COMMITTEES


    The Board has four committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The trustee first named serves as chairman of the committee:

Committee       Members              Function of Committee
--------------------------------------------------------------------------------
Audit           Jeanne D. Wohlers    The Audit Committee selects and oversees
                Albert A. Eisenstat  the activities of the Trust's independent
                Kenneth E. Scott     auditor. The committee receives reports
                                     from  the  advisor's   Internal   Audit
                                     Department, which is accountable solely to
                                     the committee.  The committee also receives
                                     reporting  about  compliance  matters
                                     affecting the Trust.
--------------------------------------------------------------------------------
Nominating      Kenneth E. Scott     The Nominating Committee primarily
                Myron S. Scholes     considers and recommends individuals for
                Albert A. Eisenstat  nomination as trustees. The names of
                Ronald J. Gilson     potential trustee candidates are drawn
                Isaac Stein          from a number of sources, including
                Jeanne D. Wohlers    recommendations from Board members,
                                     management and shareholders. This committee
                                     also reviews and makes recommendations to
                                     the Board with respect to the composition
                                     of Board committees and other Board-related
                                     matters, including its organization, size,
                                     composition, responsibilities, functions
                                     and compensation.
--------------------------------------------------------------------------------
Portfolio       Myron S. Scholes     The Portfolio Committee reviews quarterly
                Ronald J. Gilson     the investment activities and strategies
                Isaac Stein          used to manage fund assets. The committee
                                     regularly receives reports from portfolio
                                     managers, credit analysts and other
                                     investment personnel concerning the fund's
                                     investments.
--------------------------------------------------------------------------------
Quality of      William Lyons        The Quality of Service Committee reviews
Service         Ronald J. Gilson     the level and quality of transfer agent
                Myron S. Scholes     and administrative services provided to
                Isaac Stein          the funds and their shareholders. It
                                     Receives and reviews reports comparing
                                     Those  services to fund competitors and
                                     seeks  to  improve such services where
                                     feasible and appropriate.
--------------------------------------------------------------------------------



STATEMENT OF ADDITIONAL INFORMATION                                       17


COMPENSATION OF TRUSTEES


    The trustees also serve as trustees or directors for six American Century investment companies other than American Century Government Income Trust. Each trustee who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all seven such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the seven investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

    The table presented shows the aggregate compensation paid by the Trust for the periods indicated and by the seven investment companies served by this Board to each trustee who is not an interested person as defined in the Investment Company Act.


Aggregate Director Compensation for Fiscal Year Ended March 31, 1999
-------------------------------------------------------------------------------
                                   Total              Total Compensation
                               Compensation                from the
                                 from the              American Century
Name of Trustee                  Funds (1)            Family of Funds(2)
-------------------------------------------------------------------------------
Albert A. Eisenstat              $18,924                   $72,750
Ronald J. Gilson                 $21,377                   $81,500
Myron S. Scholes                 $17,971                   $70,250
Kenneth E. Scott                 $21,531                   $81,500
Isaac Stein                      $18,252                   $76,750
Jeanne D. Wohlers                $20,948                   $79,750
-------------------------------------------------------------------------------


(1) Includes compensation paid to the trustees during the fiscal year ended March 31, 1999, and also includes amounts deferred at the election of the trustees under the American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors and Trustees. The total amount of deferred compensation included in the preceding table is as follows: Mr. Eisenstat, $18,924; Mr. Gilson, $21,377; Mr. Scholes, $17,971, and Mr. Scott, $10,766.


(2) Includes compensation paid by the seven investment company members of the American Century family of funds served by this Board


    The funds have adopted the American Century Deferred Compensation Plan for Non-Interested Directors and Trustees. Under the plan, the independent trustees may defer receipt of all or any part of the fees to be paid to them for serving as trustees of the funds.

    All deferred fees are credited to an account established in the name of the trustees. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Trustees are allowed to change their designation of mutual funds from time to time.

    No deferred fees are payable until such time as a trustee resigns, retires or otherwise ceases to be a member of the Board of Trustees. Trustees may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee, all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

    The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. The rights of trustees to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.


    No deferred fees were paid to any trustee under the plan during the fiscal year ended March 31, 1999.

OFFICERS


    Background information for the officers of the funds is provided in the following table. All persons named as officers of the Trust also serve in similar capacities for the 12 other investment companies advised by ACIM. Not all officers of the Trust are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the table are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the funds, ACC, ACC's subsidiaries (including ACIM and ACSC) or the funds' distributor
(FDI).



18                                                 AMERICAN CENTURY INVESTMENTS



                        Position(s)
Name (Age)              Held With    Principal Occupation(s)
Address                 Fund         During Past Five Years
--------------------------------------------------------------------------------
George A. Rio (44)      President    Executive Vice President and Director of
60 State Street,                     Client Services, FDI (March 1998
Suite 1300                           to present)
Boston, Massachusetts                Senior Vice President and Senior Key
02109                                Account Manager, Putnam Mutual Funds
                                     (June 1995 to March 1998)
                                     Director Business Development, First Data
                                     Corporation (May 1994 to June 1995)
--------------------------------------------------------------------------------
Christopher J.          Vice         Vice President and Associate General
Kelley (34)             President    Counsel, FDI (July 1996 to present)
60 State Street,                     Assistant Counsel, Forum Financial Group
Suite 1300                           (April 1994 to July 1996)
Boston, Massachusetts
02109
--------------------------------------------------------------------------------
Mary A. Nelson (35)     Vice         Vice President and Manager of Treasury
60 State Street,        President    Services and Administration, FDI (1994
Suite 1300                           to present)
Boston, Massachusetts                Assistant Vice President and Client
02109                                Manager, The Boston Company, Inc.
                                     (1989 to 1994)
--------------------------------------------------------------------------------
Maryanne Roepke,        Vice         Senior Vice President, Treasurer and
CPA (43)                President    Principal Accounting Officer, ACSC
4500 Main Street        and
Kansas City,            Treasurer
Missouri 64111
--------------------------------------------------------------------------------
David C. Tucker (41)    Vice         Senior Vice President and General Counsel,
4500 Main Street        President    ACSC and ACIM (June 1998 to present)
Kansas City, MO 64111                General Counsel, ACC (June 1998 to present)
                                     Consultant  to mutual  fund  industry  (May
                                     1997 to  April  1998)  Vice  President  and
                                     General  Counsel,  Janus Companies (1990 to
                                     May 1997)
--------------------------------------------------------------------------------
Douglas A. Paul (52)    Secretary    Vice President and Associate General
1665 Charleston Road    and          Counsel, ACSC
Mountain View,          Vice
CA  94043               President
--------------------------------------------------------------------------------
C. Jean Wade (35)       Controller   Controller-Fund Accounting, ACSC
4500 Main Street
Kansas City, MO 64111
--------------------------------------------------------------------------------
Jon Zindel (32)         Tax Officer  Vice President and Director of Taxation,
4500 Main Street                     ACSC (since 1996)
Kansas City, MO 64111                Tax Manager, Price Waterhouse LLP (1989
                                     to 1996)
--------------------------------------------------------------------------------



STATEMENT OF ADDITIONAL INFORMATION                                         19


THE FUNDS' PRINCIPAL SHAREHOLDERS

  As of June 30, 1999, the following companies were the record owners of more than 5% of a fund's outstanding shares:


                                                                   Percentage
                                                                   of Shares
Fund                   Shareholder                                 Outstanding
--------------------------------------------------------------------------------
GNMA                   Charles Schwab & Company,                   27.2%
                       San Francisco, California
--------------------------------------------------------------------------------
Short-Term Government  Stowers Institute for Medical Research,     38.0%
                       Kansas City, Missouri
--------------------------------------------------------------------------------
Short-Term Government  Nationwide 401(k) Public,                    5.4%
                       Nationwide Insurance Co.,
                       Columbus, Ohio
--------------------------------------------------------------------------------
Short-Term Treasury    Charles Schwab & Company,                   18.1%
                       San Francisco, California
--------------------------------------------------------------------------------
Intermediate-Term      Charles Schwab & Company,                   16.2%
Treasury               San Francisco, California
--------------------------------------------------------------------------------
Intermediate-Term      Chase Manhattan NA, Trustee                  6.2%
Treasury               for Lorillard Inc.
                       Hourly Paid Employees Profit Sharing,
                       New York, New York
--------------------------------------------------------------------------------
Long-Term Treasury     Charles Schwab & Company,                   29.2%
                       San Francisco, California
--------------------------------------------------------------------------------
Inflation-Adjusted     Charles Schwab & Company,                   20.2%
Treasury               San Francisco, California
--------------------------------------------------------------------------------


    The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. As of June 30, 1999, the officers and trustees of the funds, as a group, own less than 1% of any fund's outstanding shares.

SERVICE PROVIDERS


    The funds have no employees. To conduct its day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds and is described below.

    ACIM and ACSC are both wholly owned by ACC. James E. Stowers, Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.


INVESTMENT ADVISOR


    A description of the responsibilities of the advisor appears in the Prospectus under the caption "Management."

    For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the fund. The annual rate at which this fee is assessed is determined monthly in a two-step process. First, a fee rate schedule is applied to the assets of all of the funds of its investment category managed by the advisor (the Investment Category Fee). For example, when calculating the fee for a money market fund, all of the assets of the money market funds managed by the advisor are aggregated. The three investment categories are money market funds, bond funds and equity funds. Second, a separate fee rate schedule is applied to the assets of all of the funds managed by the advisor (the Complex Fee). The Investment Category Fee and the Complex Fee are then added to determine the unified management fee payable by the fund to the advisor.


    The schedules by which the Investment Category Fees are determined are as follows:

INVESTMENT CATEGORY FEE SCHEDULE FOR

* Capital Preservation
* Government Agency Money Market

Category Assets                      Fee Rate
--------------------------------------------------------------------------------
First $1 billion                     0.2500%
--------------------------------------------------------------------------------
Next $1 billion                      0.2070%
--------------------------------------------------------------------------------
Next $3 billion                      0.1660%
--------------------------------------------------------------------------------
Next $5 billion                      0.1490%
--------------------------------------------------------------------------------
Next $15 billion                     0.1380%
--------------------------------------------------------------------------------
Next $25 billion                     0.1375%
--------------------------------------------------------------------------------
Thereafter                           0.1370%


20                         AMERICAN CENTURY INVESTMENTS


INVESTMENT CATEGORY FEE SCHEDULE FOR

* Short-Term Treasury
* Intermediate-Term Treasury
* Long-Term Treasury
* Inflation-Adjusted Treasury

Category Assets                      Fee Rate
--------------------------------------------------------------------------------
First $1 billion                     0.2800%
--------------------------------------------------------------------------------
Next $1 billion                      0.2280%
--------------------------------------------------------------------------------
Next $3 billion                      0.1980%
--------------------------------------------------------------------------------
Next $5 billion                      0.1780%
--------------------------------------------------------------------------------
Next $15 billion                     0.1650%
--------------------------------------------------------------------------------
Next $25 billion                     0.1630%
--------------------------------------------------------------------------------
Thereafter                           0.1625%
--------------------------------------------------------------------------------


INVESTMENT CATEGORY FEE SCHEDULE FOR


* Short-Term Government
* GNMA

Category Assets                      Fee Rate
--------------------------------------------------------------------------------
First $1 billion                     0.3600%
--------------------------------------------------------------------------------
Next $1 billion                      0.3080%
--------------------------------------------------------------------------------
Next $3 billion                      0.2780%
--------------------------------------------------------------------------------
Next $5 billion                      0.2580%
--------------------------------------------------------------------------------
Next $15 billion                     0.2450%
--------------------------------------------------------------------------------
Next $25 billion                     0.2430%
--------------------------------------------------------------------------------
Thereafter                           0.2425%
--------------------------------------------------------------------------------



    The Complex Fee is determined according to the schedule below.

COMPLEX FEE SCHEDULE

                                     Investor Class       Advisor Class
Complex Assets                       Fee Rate             Fee Rate
--------------------------------------------------------------------------------
First $2.5 billion                   0.3100%              0.0600%
--------------------------------------------------------------------------------
Next $7.5 billion                    0.3000%              0.0500%
--------------------------------------------------------------------------------
Next $15.0 billion                   0.2985%              0.0485%
--------------------------------------------------------------------------------
Next $25.0 billion                   0.2970%              0.0470%
--------------------------------------------------------------------------------
Next $50.0 billion                   0.2960%              0.0460%
--------------------------------------------------------------------------------
Next $100.0 billion                  0.2950%              0.0450%
--------------------------------------------------------------------------------
Next $100.0 billion                  0.2940%              0.0440%
--------------------------------------------------------------------------------
Next $200.0 billion                  0.2930%              0.0430%
--------------------------------------------------------------------------------
Next $250.0 billion                  0.2920%              0.0420%
--------------------------------------------------------------------------------
Next $500.0 billion                  0.2910%              0.0410%
--------------------------------------------------------------------------------
Thereafter                           0.2900%              0.0400%


    On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

    The management agreement shall continue in effect until the earlier of the expiration of two years from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the funds' Board of Trustees, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) by the vote of a majority of the trustees of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

    The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Trustees, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.


    The management agreement provides that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

    The management agreement also provides that the advisor and its officers, trustees and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

    Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but


STATEMENT OF ADDITIONAL INFORMATION                                   21



less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

    The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The Board of Trustees has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.


    Prior to August 1, 1997, Benham Management Corporation served as the investment advisor to the funds. Benham Management Corporation was merged into the advisor in late 1997.


    Unified management fees paid by each fund for the fiscal periods ended March 31, 1999, 1998, and 1997, are indicated in the following tables. Fee amounts are net of amounts reimbursed or recouped under the funds' previous investment advisory agreement with Benham Management Corporation.



UNIFIED MANAGEMENT FEES (INVESTOR CLASS)


Fund                                        1999(1)            1998(2)
--------------------------------------------------------------------------
Capital Preservation                     $15,124,623         $8,807,865
--------------------------------------------------------------------------
Government Agency Money Market             2,378,090          1,507,123
--------------------------------------------------------------------------
Short-Term Treasury                          253,445            134,030
--------------------------------------------------------------------------
Intermediate-Term Treasury                 2,110,741          1,222,541
--------------------------------------------------------------------------
Long-Term Treasury                           674,494            406,234
--------------------------------------------------------------------------
Inflation-Adjusted Treasury                   34,313             10,682
--------------------------------------------------------------------------
Short-Term Government                      4,822,297       1,623,040(3)
--------------------------------------------------------------------------
GNMA Fund                                  7,901,686          4,819,669

UNIFIED MANAGEMENT FEES (ADVISOR CLASS)

Fund                                        1999             1998
-------------------------------------------------------------------------------
Government Agency Money Market              N/A              N/A
-------------------------------------------------------------------------------
Short-Term Treasury                         $6,318           $1,354
-------------------------------------------------------------------------------
Intermediate-Term Treasury                   4,242              129
-------------------------------------------------------------------------------
Long-Term Treasury                           2,929               93
-------------------------------------------------------------------------------
Inflation-Adjusted Treasury                     20                0
-------------------------------------------------------------------------------
Short-Term Government                           75                0
-------------------------------------------------------------------------------
GNMA Fund                                   11,247              265


INVESTMENT ADVISORY FEES


Fund                                        1998(1)(4)           1997(1)
-------------------------------------------------------------------------------
Capital Preservation                        $3,186,164        $8,107,075
-------------------------------------------------------------------------------
Government Agency
Money Market                                   421,950         1,441,378
-------------------------------------------------------------------------------
Short-Term Treasury                             33,673            77,935
-------------------------------------------------------------------------------
Intermediate-Term Treasury                     297,794           881,647
-------------------------------------------------------------------------------
Long-Term Treasury                             122,690           339,340
-------------------------------------------------------------------------------
Inflation-Adjusted Treasury                      7,212                 0
-------------------------------------------------------------------------------
Short-Term Government                                0         2,460,469
-------------------------------------------------------------------------------
GNMA Fund                                    1,078,109         3,115,478


(1) Net of reimbursements or waivers.

(2) For the period August 1, 1997, to March 31, 1998. Fees paid during this period were paid under the Management Agreement with American Century Investment Management, Inc.

(3) Short-Term Government's fiscal year end was changed from October 31 to March 31 resulting in a five month annual reporting period.

(4) For the period April 1, 1997, to July 31, 1997. Fees paid during this period were paid under the Investment Advisory Agreement with Benham Management Corporation.


22                                               AMERICAN CENTURY INVESTMENTS


OTHER ADVISORY RELATIONSHIPS


    In addition to managing the funds, the advisor also serves as an investment advisor to seven institutional accounts and to the following registered investment companies:

* American Century Mutual Funds, Inc.
* American Century World Mutual Funds, Inc.
* American Century Premium Reserves, Inc.
* American Century Variable Portfolios, Inc.
* American Century Capital Portfolios, Inc.
* American Century Strategic Asset Allocations, Inc.
* American Century Municipal Trust
* American Century California Tax-Free and Municipal Funds
* American Century Investment Trust
* American Century Target Maturities Trust
* American Century Quantitative Equity Funds
* American Century International Bond Funds


TRANSFER AGENT AND ADMINISTRATOR


    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, serves as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and of the advisor. The advisor pays American Century Services Corporation for such services.


    Prior  to  August  1,  1997,  the  funds  paid  American   Century  Services
Corporation directly for its services as transfer agent and administrative services agent.

    Administrative service and transfer agent fees paid by each fund for the fiscal years ended March 31, 1998 and 1997, are indicated in the table below. Fee amounts are net of expense limitations.

ADMINISTRATIVE FEES


Fund                                         1998                  1997
--------------------------------------------------------------------------------
Capital Preservation                       $1,146,326           $2,871,948
--------------------------------------------------------------------------------
Government Agency
Money Market                                  144,980              459,802
--------------------------------------------------------------------------------
Short-Term Treasury                            11,573               33,371
--------------------------------------------------------------------------------
Intermediate-Term Treasury                    101,989              300,336
--------------------------------------------------------------------------------
Long-Term Treasury                             41,622              112,936
--------------------------------------------------------------------------------
Inflation-Adjusted Treasury                         0                    0
--------------------------------------------------------------------------------
Short-Term Government                             N/A                  N/A
--------------------------------------------------------------------------------


GNMA Fund                                     359,302            1,059,314

TRANSFER AGENT FEES


Fund                                           1998                1997
--------------------------------------------------------------------------------
Capital Preservation                         $933,109            2,449,205
--------------------------------------------------------------------------------
Government Agency
Money Market                                  163,368              553,760
--------------------------------------------------------------------------------
Short-Term Treasury                            11,510               34,555
--------------------------------------------------------------------------------
Intermediate-Term Treasury                     77,150              258,334
--------------------------------------------------------------------------------
Long-Term Treasury                             66,019              181,017
--------------------------------------------------------------------------------
Inflation-Adjusted Treasury                       646                    0
--------------------------------------------------------------------------------
Short-Term Government                             N/A                  N/A
--------------------------------------------------------------------------------
GNMA Fund                                     381,757            1,150,565


DISTRIBUTOR

    The funds' shares are distributed by FDI, a registered broker-dealer. The distributor is a wholly owned, indirect subsidiary of Boston Institutional Group, Inc. The distributor's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

    The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best efforts underwriting of the funds' shares. This means that the distributor has no liability for unsold shares.


STATEMENT OF ADDITIONAL INFORMATION                                      23


OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

    Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serves as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.


INDEPENDENT ACCOUNTANT

    PricewaterhouseCoopers LLP serves as the independent accountants of the funds. The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th floor, Kansas City, Missouri 64105. As the independent accountants of the funds, PricewaterhouseCoopers provides services including (1) audit of the annual financial statements for each fund, (2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed for each fund.


    KPMG Peat Marwick LLP, 1000 Walnut, Suite 1600, Kansas City, Missouri 64106, served as independent accountants for the funds for the fiscal year ended March 31, 1997, and for all prior periods.

BROKERAGE ALLOCATION


    Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection of a broker or dealer is a function of the selection of market and the negotiation of price, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities to and from dealers who provide services or research, statistical and other information to the funds and to the advisor. Such information or services will be in addition to and not in lieu of the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.


INFORMATION ABOUT FUND SHARES


    The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (or funds). Shares issued are fully paid and nonassessable and have no pre-emptive, conversion or similar rights.

    Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the Trust's (i.e., all funds') outstanding shares may be able to elect a Board of Trustees. The Trust instituted dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of your investment. The election of trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.


    Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund. Shares of each fund have equal voting rights, although each fund votes separately on matters affecting that fund exclusively.

    Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example,


24                                                AMERICAN CENTURY INVESTMENTS



fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, trustees, officers, employees and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust is unable to meet its obligations.


MULTIPLE CLASS STRUCTURE


    The funds' Board of Trustees has adopted a multiple class plan (the Multiclass Plan) pursuant to Rule 18f-3 adopted by the SEC. Pursuant to such plan, the funds may issue up to three classes of funds: an Investor Class, an Institutional Class and an Advisor Class. Not all funds offer all three classes.

    The Investor Class is made available to investors directly without any load or commission, for a single unified management fee. The Institutional and Advisor Classes are made available to institutional shareholders or through financial intermediaries that do not require the same level of shareholder and administrative services from the advisor as Investor Class shareholders. As a result, the advisor is able to charge these classes a lower unified management fee. In addition to the management fee, however, the Advisor Class shares are subject to a Master Distribution and Shareholder Services Plan. The plan has been adopted by the funds' Board of Trustees and initial shareholder in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.


RULE 12B-1


    Rule 12b-1 permits an investment company to pay expenses associated with the distribution of its shares in accordance with a plan adopted by the investment company's Board of Trustees and approved by its shareholders. Pursuant to such rule, the Board of Trustees and initial shareholder of the funds' Advisor Class have approved and entered into a Master Distribution and Shareholder Services Plan (the Plan).

    In adopting the Plan, the Board of Trustees [including a majority who are not interested persons of the funds (as defined in the Investment Company Act), hereafter referred to as the independent trustees] determined that there was a reasonable likelihood that the Plan would benefit the funds and the shareholders of the affected class. Pursuant to Rule 12b-1, information with respect to revenues and expenses under the Plan is presented to the Board of Trustees quarterly for its consideration in connection with its deliberations as to the continuance of the Plan. Continuance of the Plan must be approved by the Board of Trustees (including a majority of the independent trustees) annually. The Plan may be amended by a vote of the Board of Trustees (including a majority of the independent trustees), except that the Plan may not be amended to materially increase the amount to be spent for distribution without majority approval of the shareholders of the affected class. The Plan terminates automatically in the event of an assignment and may be terminated upon a vote of a majority of the independent trustees or by vote of a majority of the outstanding voting securities of the affected class.


    All fees paid under the Plan will be made in accordance with Section 26 of the Rules of Fair Practice of the National Association of Securities Dealers
(NASD).

MASTER DISTRIBUTION AND SHAREHOLDER SERVICES PLAN


    As described in the Prospectus, the funds' Advisor Class shares are made available to participants in employer-sponsored retirement or savings plans and to persons purchasing through financial intermediaries, such as banks, broker-dealers and insurance companies. The distributor enters into contracts with various banks, broker-dealers, insurance companies and other financial intermediaries with respect to the sale of the funds' shares and/or the use of the funds' shares in various investment products or in connection with various financial services.

    Certain recordkeeping and administrative services that are provided by the funds' transfer agent for the Investor Class shareholders may be performed by a plan sponsor (or its agents) or by a financial intermediary for shareholders in the Advisor Class. In addition to such services, the financial intermediaries provide various distribution services.

    To enable the funds' shares to be made available through such plans and financial intermediaries, and to compensate them for such services, the funds' investment advisor has reduced its management fee



STATEMENT OF ADDITIONAL INFORMATION                                      25



by 0.25% per annum with respect to the Advisor Class shares, and the funds' Board of Trustees has adopted a Master Distribution and Shareholder Services Plan (the Distribution Plan). Pursuant to such Plan, the Advisor Class shares pay the distributor a fee of 0.50% annually of the aggregate average daily assets of the funds' Advisor Class shares, 0.25% of which is paid for shareholder services (as described below) and 0.25% of which is paid for distribution services.

    Payments may be made for a variety of shareholder services, including, but not limited to, (a) receiving, aggregating and processing purchase, exchange and redemption requests from beneficial owners (including contract owners of insurance products that utilize the funds as underlying investment media) of shares and placing purchase, exchange and redemption orders with the distributor; (b) providing shareholders with a service that invests the assets of their accounts in shares pursuant to specific or pre-authorized instructions;
(c) processing dividend payments from a fund on behalf of shareholders and assisting shareholders in changing dividend options, account designations and addresses; (d) providing and maintaining elective services such as check writing and wire transfer services; (e) acting as shareholder of record and nominee for beneficial owners; (f) maintaining account records for shareholders and/or other beneficial owners; (g) issuing confirmations of transactions; (h) providing subaccounting with respect to shares beneficially owned by customers of third parties or providing the information to a fund as necessary for such subaccounting, (i) preparing and forwarding shareholder communications from the funds (such as proxies, shareholder reports, annual and semiannual financial statements and dividend, distribution and tax notices) to shareholders and/or other beneficial owners; (j) providing other similar administrative and sub-transfer agency services; and (k) paying service fees for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD (collectively referred to as shareholder services). Shareholder services do not include those activities and expenses that are primarily intended to result in the sale of additional shares of the funds.

    Distribution services include any activity undertaken or expense incurred that is primarily intended to result in the sale of Advisor Class shares, which services may include but are not limited to, (a) the payment of sales commissions, ongoing commissions and other payments to brokers, dealers, financial institutions or others who sell Advisor Class shares pursuant to selling agreements; (b) compensation to registered representatives or other employees of the distributor who engage in or support distribution of the funds' Advisor Class shares; (c) compensation to, and expenses (including overhead and telephone expenses) of the distributor; (d) the printing of prospectuses, statements of additional information and reports for other than existing shareholders; (e) the preparation, printing and distribution of sales literature and advertising materials provided to the funds' shareholders and prospective shareholders; (f) receiving and answering correspondence from prospective shareholders, including distributing prospectuses, statements of additional information and shareholder reports; (g) the providing of facilities to answer questions from prospective investors about fund shares; (h) complying with federal and state securities laws pertaining to the sale of fund shares; (i) assisting investors in completing application forms and selecting dividend and other account options; (j) the providing of other reasonable assistance in connection with the distribution of fund shares; (k) the organizing and conducting of sales seminars and payments in the form of transactional compensation or promotional incentives; (l) profit on the foregoing; (m) the payment of "service fees" for the provision of personal, continuing services to investors, as contemplated by the Rules of Fair Practice of the NASD; and (n) such other distribution and services activities as the advisor determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.


BUYING AND SELLING FUND SHARES


    Information about buying, selling and exchanging fund shares is contained in Your Guide to American Century Services. The guide is available to investors without charge and may be obtained by calling us.



26                                                 AMERICAN CENTURY INVESTMENTS


VALUATION OF A FUND'S SECURITIES

    Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), usually at 3 p.m. Central time each day the Exchange is open for business. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.

    The advisor typically completes its trading on behalf of each fund in various markets before the Exchange closes for the day. Each fund's share price is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

MONEY MARKET FUNDS

    Securities held by the money market funds are valued at amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the funds' yields. During periods of declining interest rates, for example, the daily yield on fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.


    The money market funds operate pursuant to Investment Company Act Rule 2a-7, which permits valuation of portfolio securities on the basis of amortized cost. As required by the Rule, the Board of Trustees has adopted procedures designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00. While the day-to-day operation of the money market funds has been delegated to the fund managers, the quality requirements established by the procedures limit investments to certain instruments that the Board of Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities, of comparable quality. The procedures require review of the money market funds' portfolio holdings at such intervals as are reasonable in light of current market conditions to determine whether the money market funds' net asset values calculated by using available market quotations deviate from the per-share value based on amortized cost. The procedures also prescribe the action to be taken if such deviation should occur.


    The Board of Trustees monitors the levels of illiquid securities, however if the levels are exceeded, they will take action to rectify these levels.

    Actions the Board of Trustees may consider under these circumstances include
(i) selling portfolio securities prior to maturity, (ii) withholding dividends or distributions from capital, (iii) authorizing a one-time dividend adjustment,
(iv) discounting share purchases and initiating redemptions in kind, or (v) valuing portfolio securities at market price for purposes of calculating NAV.

NON-MONEY MARKET FUNDS

    Securities held by the non-money market funds normally are priced by an independent pricing service, provided that such prices are believed by the advisor to reflect the fair market value of portfolio securities.


    In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Trustees. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

    Securities not priced by a pricing service are valued at the mean between the most recently quoted bid and ask prices provided by broker-dealers.



STATEMENT OF ADDITIONAL INFORMATION                                       27


    Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

TAXES

FEDERAL INCOME TAX


    Each fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal and state income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the funds.

    Certain bonds purchased by the funds may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and generally can be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash is actually received by a fund until the maturity of the bond, original issue discount is treated for federal income tax purposes as income earned by a fund over the term of the bond, and therefore is subject to the distribution requirements of the Code. The annual amount of income earned on such a bond by a fund generally is determined on the basis of a constant yield to maturity that takes into account the semiannual compounding of accrued interest.

    In addition, some of the bonds may be purchased by a fund at a discount that exceeds the original issue discount on such bonds, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a fund elects to include market discount in income in tax years to which it is attributable). Generally, market discount accrues on a daily basis for each day the bond is held by a fund on a straight line basis over the time remaining to the bond's maturity. In the case of any debt security having a fixed maturity date of not more than one year from its date of issue, the gain realized on disposition generally will be treated as short-term capital gain. In general, any gain realized on disposition of a security held less than one year is treated as short-term capital gain.

    Under the Code, any distribution of a fund's net realized long-term capital gains designated by the fund as a capital gain dividend is taxable to shareholders as long-term capital gains, regardless of the length of time shares are held. If a capital gain dividend is paid with respect to any shares of a fund sold at a loss after being held for six months or less, the loss will be treated as a long-term capital loss for tax purposes.


STATE AND LOCAL TAXES

    Distributions also may be subject to state and local taxes, even if all or a substantial part of such distributions are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

    The information above is only a summary of some of the tax considerations affecting the funds and their shareholders. No attempt has been made to discuss individual tax consequences. A prospective investor should consult with his or her tax advisors or state or local tax authorities to determine whether the funds are suitable investments.


28                                               AMERICAN CENTURY INVESTMENTS


HOW FUND PERFORMANCE INFORMATION IS CALCULATED

    The funds may quote performance in various ways. Historical performance information will be used in advertising and sales literature.

    For the money market funds, yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities) over a seven-day period (base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying by 365/7 with the resulting yield figure carried to at least the nearest hundredth of one percent.

    Calculations of effective yield begin with the same base-period return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:


             Effective Yield = [(Base-Period Return + 1)365/7] - 1



    For the non-money market funds, yield quotations are based on the investment income per share earned during a particular 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing a fund's net investment income by its share price on the last day of the period according to the following formula:



                       YIELD = (2 [(a - b + 1)6 - 1])/cd


where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

MONEY MARKET FUND YIELDS

(seven-day period ended March 31, 1999)


                                     7-Day Yield          Effective Yield
--------------------------------------------------------------------------------
Capital Preservation                 4.17%                4.26%
--------------------------------------------------------------------------------
Government Agency
Money Market                         4.37%                4.47


NON-MONEY MARKET FUND YIELDS

(30-day period ended March 31, 1999)

Fund                                                         30-Day Yield
--------------------------------------------------------------------------------
Short-Term Treasury                                          4.66%
--------------------------------------------------------------------------------
Intermediate-Term Treasury                                   4.83%
--------------------------------------------------------------------------------
Long-Term Treasury                                           5.46%
--------------------------------------------------------------------------------
Inflation-Adjusted Treasury                                  6.60%
--------------------------------------------------------------------------------
Short-Term Government                                        5.07%
--------------------------------------------------------------------------------
GNMA Fund                                                    6.14%



    Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.

    Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.



STATEMENT OF ADDITIONAL INFORMATION                                        29



    The following tables set forth the average annual total return for the various classes of the funds for the periods indicated as of March 31, 1999.

AVERAGE ANNUAL TOTAL RETURNS--INVESTOR CLASS


Fiscal Year Ended March 31, 1999


                          One-        Five-        Ten-         Life of
Fund                      Year        Years        Years        Fund(1)
------------------------------------------------------------------------
Capital Preservation      4.72%       4.82%        5.00%        5.30%
------------------------------------------------------------------------
Government Agency
Money Market              4.91%       4.95%        N/A          4.97%
------------------------------------------------------------------------
Short-Term Treasury       5.60%       5.53%        N/A          4.96%
------------------------------------------------------------------------
Intermediate-Term
Treasury                  6.09%       6.59%        7.88%        8.66%
------------------------------------------------------------------------
Long-Term Treasury        6.33%       9.03%        N/A          8.30%
------------------------------------------------------------------------
Inflation-Adjusted
Treasury                  3.37%       N/A          N/A          2.23%
------------------------------------------------------------------------
Short-Term
Government                5.39%       5.50%        6.28%        7.08%
------------------------------------------------------------------------
GNMA Fund                 5.66%       7.45%        8.70%        8.60%

(1) The inception dates are: Capital Preservation, October 13, 1972; Government Agency Money Market, December 5, 1989; Short-Term Treasury and Long-Term Treasury, September 8, 1992; Intermediate-Term Treasury, May 16, 1980; Inflation-Adjusted Treasury, February 10, 1997; Short-Term Government, December 15, 1982; and GNMA, September 23, 1985.

AVERAGE ANNUAL TOTAL RETURNS--ADVISOR CLASS

Fiscal Year Ended March 31, 1999

Fund                                   One-Year       Life of Fund(1)
-----------------------------------------------------------------------
Government Agency Money Market         N/A            N/A
-----------------------------------------------------------------------
Short-Term Treasury                    5.34%          5.47%
-----------------------------------------------------------------------
Intermediate-Term Treasury             5.83%          6.65%
-----------------------------------------------------------------------
Long-Term Treasury                     6.07%          3.81%
-----------------------------------------------------------------------
Inflation-Adjusted Treasury            N/A            2.45%
-----------------------------------------------------------------------
Short-Term Government                  N/A            4.63%
-----------------------------------------------------------------------
GNMA Fund                              5.40%          5.94%

(1) The inception dates are: Short-Term Treasury, Intermediate-Term Treasury and GNMA, October 9, 1997; Long-Term Treasury, January 12, 1998; Inflation-Adjusted Treasury, June 15, 1998; and Short-Term Government, July 8, 1998. Government Agency Money Market had not commenced operations as of the fiscal year end March 31, 1999.


    In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.


    The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the high-yield bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources:
London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory



30                                              AMERICAN CENTURY INVESTMENTS



firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.

    From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons who have invested in one or more of the funds. The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.

    Pursuant to the Multiple Class Plan, the funds may issue additional classes of existing funds or introduce new funds with multiple classes available for purchase. To the extent a new class is added to an existing fund, the advisor may, in compliance with SEC and NASD rules, regulations and guidelines, market the new class of shares using the historical performance information of the original class of shares. When quoting performance information for the new class of shares for periods prior to the first full quarter after inception, the original class's performance will be restated to reflect the expenses of the new class. For periods after the first full quarter after inception, actual performance of the new class will be used.


FINANCIAL STATEMENTS


    The financial statements of the funds are included in the Annual Reports to shareholders for the fiscal year ended March 31, 1999. The Annual Reports are incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and telephone numbers shown on the back cover of the Statement of Additional Information.



STATEMENT OF ADDITIONAL INFORMATION                                       31


MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS.

Annual and Semiannual Reports


     These contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that these are legally part of this SAI.

     You can receive free copies of the annual and semiannual reports and ask any questions about the funds and your accounts by contacting American Century at the address or one of the telephone numbers listed below.


If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.


You also can get information about the funds from the Securities and Exchange Commission (SEC).


* In person                        SEC Public
                                   Reference Room
                                   Washington, D.C.
                                   Call 1-800-SEC-0330 for
                                   location and hours.

* On the Internet                  www.sec.gov

* By mail                          SEC Public
                                   Reference Section
                                   Washington, D.C.
                                   20549-6009
                                   (The SEC will charge a
                                   fee for copying the
                                   documents.)


Investment Company Act File No. 811-4363

--------------------------------------------------------------------------------
[american century logo (reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

WWW.AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

SH-SAI-16707  9908

AMERICAN CENTURY GOVERNMENT INCOME TRUST


PART C    OTHER INFORMATION

Item 23 Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

          (a) Amended and Restated Agreement and Declaration of Trust dated March 9, 1998 and amended March 1, 1999 (filed electronically as Exhibit a to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, filed May 7, 1999, File No. 2-99222).

          (b) Amended and Restated Bylaws, dated March 9, 1998 (filed electronically as Exhibit 2b to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of American Century Municipal Trust, filed March 26, 1998, File No. 2-91229).

          (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article III, Article IV, Article V, Article VI and
               Article VIII of Registrant's Amended and Restated Agreement and Declaration of Trust, appearing as Exhibit (a) to this Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A of the Registrant; and Article II, Article III, Article IV and Article V of Registrant's Amended and Restated Bylaws, appearing as Exhibit (b) to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of American Century Municipal Trust on March 26, 1998.

          (d) (1) Investor Class Management Agreement between American Century Government Income Trust and American Century Investment Management, Inc. dated August 1, 1997 (filed electronically as
               Exhibit 5 to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A, filed July 31, 1997, File No. 2-99222).

               (2) Amendment No. 1 to the Investor Class Management Agreement between American Century Government Income Trust and American Century Investment Management, Inc. dated March 31, 1998 (filed electronically as Exhibit 5b to Post-Effective Amendment No. 23 on Form N-1A of American Century Municipal Trust, File No. 2-91229).

               (3) Amendment No. 2 to the Investor Class Management Agreement between American Century Government Income Trust and American Century Investment Management, Inc. is included herein.

               (4) Advisor Class Investment Management Agreement between American Century Government Income Trust and American Century Investment Management, Inc., dated August 1, 1997 and amended as of June 1, 1998 (filed electronically as Exhibit 5b to Post-Effective Amendment No. 9 to the Registration Statement on Form N-1A of American Century Investment Trust, filed June 30, 1999, File No. 33-65170).

          (e) (1) Distribution Agreement between American Century Government Income Trust and Funds Distributor, Inc., dated January 15, 1998 (filed electronically as Exhibit 6 to Post-Effective Amendment No. 28 to the Registration Statement on Form N-1A of American Century Target Maturities Trust, filed January 30, 1998, File No. 2-94608).

               (2) Amendment No. 1 to Distribution Agreement between American Century Government Income Trust and Funds Distributor, Inc., dated June 1, 1998 (filed electronically as Exhibit B6b to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of American Century Quantitative Equity Funds on June 29, 1998, File No. 33-19589).

               (3) Amendment No. 2 to Distribution Agreement between American Century Government Income Trust and Funds Distributor, Inc., dated December 1, 1998 (filed electronically as Exhibit B6c to Post-Effective Amendment No. 12 to the Registration Statement on Form N-1A of American Century World Mutual Funds, Inc. on November 13, 1998, File No. 33-39242).

               (4) Amendment No. 3 to Distribution Agreement between American Century Government Income Trust and Funds Distributor, Inc., dated January 29, 1999 (filed electronically as Exhibit e4 to Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A of American Century Variable Portfolios, Inc. on January 15, 1999, File No. 33-14567).

          (f)  Not applicable.

          (g) (1) Master Agreement by and between Commerce Bank N.A. and Twentieth Century Services, Inc. dated January 22, 1997 (filed electronically as Exhibit g2 to Post-Effective Amendment No. 76 on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213).

               (2) Global Custody Agreement between American Century Government Income Trust and The Chase Manhattan Bank, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the Registration Statement on Form N-1A filed on February 7, 1997, File No. 2-99222).

          (h) (1) Amendment dated March 9, 1998 to the Transfer Agency Agreement between American Century Government Income Trust and American Century Services Corporation, dated August 1, 1997 (filed electronically as Exhibit 9b to Post-Effective Amendment No. 23 of American Century Municipal Trust on March 26, 1998, File No. 2-91229).

               (2) Credit Agreement between American Century Funds and The Chase Manhattan Bank, as Administrative Agent dated as of December 18, 1998 (filed electronically as Exhibit h2 to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, filed May 7, 1999, File No. 2-99222).

          (i) Opinion and Consent of counsel (filed electronically as Exhibit i to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, filed May 7, 1999, File No. 2-99222).

          (j)  (1)   Consent   of   PricewaterhouseCoopers    LLP,   independent
               accountants is included herein.

               (2) Consent of KPMG Peat Marwick, LLP, independent auditors (filed electronically as Exhibit 11 to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A of Registrant, filed July 31, 1997, File No. 2-99222).

               (3) Power of Attorney dated December 18, 1998 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A, filed May 7, 1999, File No. 2-99222).

          (k)  Not applicable.

          (l)  Not applicable.

          (m) (1) Master Distribution and Shareholder Services Plan of American Century Government Income Trust, American Century International Bond Fund, American Century Target Maturities Trust and American Century Quantitative Equity Funds (Advisor Class) dated August 1, 1997 (filed electronically as Exhibit 15 of Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A for American Century Target Maturities Trust, filed August 29, 1997, File No. 2-94608).

               (2) Amendment No. 1 to Master Distribution and Shareholder Services Plan of American Century Government Income Trust (Advisor Class) dated June 29, 1998 (filed electronically as
               Exhibit   15b  to   Post-Effective   Amendment   No.  23  of  the
               Registration Statement on Form N-1A of American Century Quantitative Equity Funds filed on June 29, 1998, File No. 33-19589).

          (n) (1) Financial Data Schedule GNMA Fund, Investor Class, is included herein.

               (2) Financial Data Schedule GNMA Fund, Advisor Class, is included herein.

               (3) Financial Data Schedule for Intermediate-Term Treasury Fund, Investor Class, is included herein.

               (4) Financial Data Schedule for Intermediate-Term Treasury Fund, Advisor Class, is included herein.

               (5) Financial Data Schedule for Government Agency Money Market Fund, Investor Class, is included herein.

               (6) Financial Data Schedule for Short-Term Government Fund, Investor Class, is included herein.

               (7) Financial Data Schedule for Short-Term Government Fund, Advisor Class, is included herein.

               (8)  Financial  Data  Schedule  for  Short-Term   Treasury  Fund,
               Investor Class, is included herein.

               (9) Financial Data Schedule for Short-Term Treasury Fund, Advisor Class, is included herein.

               (10)  Financial  Data  Schedule  for  Long-Term   Treasury  Fund,
               Investor Class, is included herein.

               (11) Financial Data Schedule for Long-Term Treasury Fund, Advisor Class, is included herein.

               (12) Financial Data Schedule for Inflation-Adjusted Treasury Fund, Investor Class, is included herein.

               (13) Financial Data Schedule for Inflation-Adjusted Treasury Fund, Advisor Class, is included herein.

               (14) Financial Data Schedule for Capital Preservation Fund, Investor Class, is included herein.

          (o) (1) Multiple Class Plan of American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century International Bond Funds, American Century Investment Trust, American Century Municipal Trust, American Century Target Maturities Trust and American Century Quantitative Equity Funds dated August 1, 1997 (filed electronically as
               Exhibit 15 to Post-Effective Amendment No. 27 to the Registration Statement on Form N-1A of American Century Target Maturities Trust, filed August 29, 1997, File No. 2-94608).

               (2) Amendment to Multiple Class Plan of American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century International Bond Funds, American Century Investment Trust, American Century Municipal Trust, American Century Target Maturities Trust and American Century Quantitative Equity Funds dated August 1, 1997 (filed electronically as Exhibit o2 to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of American Century Quantitative Equity Funds, filed June 29, 1998, File No. 33-19589).


Item 24. Persons Controlled by or Under Common Control with Registrant.

Not applicable.


Item 25. Indemnification.

As stated in Article VII, Section 3 of the Declaration of Trust, incorporated herein by reference to Exhibit 1 to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby  incorporates by reference,  as though set forth fully herein,
Article VI of the Registrant's Amended and Restated Bylaws, dated March 9, 1998, appearing as Exhibit 2b to Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A of American Century Municipal Trust filed March 26, 1998.

The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.


Item 26. Business and Other Connections of Investment Advisor.

None.


Item 27. Principal Underwriters.

     (a)  Funds  Distributor,   Inc.  (the   "Distributor")  acts  as  principal
underwriter for the following investment companies.

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Premium Reserves, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century World Mutual Funds, Inc.
The Brinson Funds
Dresdner RCM Capital Funds, Inc.
Dresdner RCM Equity Funds, Inc.
J.P. Morgan Institutional Funds
J.P. Morgan Funds
JPM Series Trust
JPM Series Trust II
LaSalle Partners Funds, Inc.
Kobrick Investment Trust
Merrimac Series
Monetta Fund, Inc.
Monetta Trust
The Montgomery Funds I
The Montgomery Funds II
The Munder Framlington Funds Trust
The Munder Funds Trust
The Munder Funds, Inc.
National Investors Cash Management Fund, Inc.
Orbitex Group of Funds
SG Cowen Funds, Inc.
SG Cowen Income + Growth Fund, Inc.
SG Cowen Standby Reserve Fund, Inc.
SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
SG Cowen Series Funds, Inc.
St. Clair Funds, Inc.
The Skyline Funds
Waterhouse Investors Family of Funds, Inc.
WEBS Index Fund, Inc.

     The Distributor is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

     (b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business Address*  Positions and Offices with          Positions and Offices with
                                      Underwriter                         Registrant

Marie E. Connolly                     Director, President and Chief       none
                                      Executive Officer

George A. Rio                         Executive Vice President            President, Principal Executive
                                                                          and Principal Financial Officer

Donald R. Roberson                    Executive Vice President            none

William S. Nichols                    Executive Vice President            none

Margaret W. Chambers                  Senior Vice President,              none
                                      General Counsel, Chief
                                      Compliance Officer,
                                      Secretary and Clerk
Joseph F. Tower, III                  Director, Senior Vice President,    none
                                      Treasurer and Chief Financial
                                      Officer

Paula R. David                        Senior Vice President               none

Gary S. MacDonald                     Senior Vice President               none

Judith K. Benson                      Senior Vice President               none

William J. Nutt                       Chairman and Director               none
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

     (c) Not applicable.


Item 28. Location of Accounts and Records.

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of the Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.


Item 29. Management Services.

Not applicable.

Item 30. Undertakings.

Not applicable.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 39/Amendment No. 40 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 28th day of July, 1999.

                            AMERICAN CENTURY GOVERNMENT INCOME TRUST

                            By: /*/George A. Rio
                                George A. Rio
                                President and Principal Executive Officer


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 39 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                      Date
*George A. Rio                       President, Principal          July 28, 1999
---------------------------------    Executive and Principal
George A. Rio                        Financial Officer

*Maryanne Roepke                     Vice President, Treasurer     July 28, 1999
---------------------------------    and Principal Accounting
Maryanne Roepke                      Officer

*Albert A. Eisenstat                 Director                      July 28, 1999
---------------------------------
Albert A. Eisenstat

*Ronald J. Gilson                    Director                      July 28, 1999
---------------------------------
Ronald J. Gilson

*William M. Lyons                    Director                      July 28, 1999
---------------------------------
William M. Lyons

*Myron S. Scholes                    Director                      July 28, 1999
---------------------------------
Myron S. Scholes

*Kenneth E. Scott                    Director                      July 28, 1999
---------------------------------
Kenneth E. Scott

*Isaac Stein                         Director                      July 28, 1999
---------------------------------
Isaac Stein

*James E. Stowers III                Director                      July 28, 1999
---------------------------------
James E. Stowers III

*Jeanne D. Wohlers                   Director                      July 28, 1999
---------------------------------
Jeanne D. Wohlers

/s/Charles C.S. Park
*by Charles C.S. Park,  Attorney in Fact
(pursuant to a Power of Attorney dated December 18, 1998).